UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-58043

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716

Amendment No. 83	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

SOLOIST®
NATIONWIDE LIFE INSURANCE COMPANY
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2012

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 25.

T o obtain free copies of the Statement of Additional Information, or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the “Contacting the Service Center” provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	Aberdeen
•	American Century
•	American Century Variable Portfolios, Inc.
•	Delaware
•	Dreyfus
•	Federated
•	Fidelity
•	Fidelity Variable Insurance Products Fund
•	Franklin Mutual Series Fund, Inc.
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Janus
•	Lazard
•	MFS®
•	Nationwide
•	Nationwide Variable Insurance Trust
•	Neuberger Berman
•	Oppenheimer
•	Oppenheimer Variable Account Funds
•	Templeton
•	Virtus
•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund. Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide’s consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total of all Accumulation Units in a contract, any amount held in the Fixed Account and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simple IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan- The Savings Incentive Match Plan for Employees of Small Employers.  This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers.  In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash.  A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions.  All contributions under a Simple Plan are made to Simple IRAs.

Small Employer- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Two-Year Period- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm  EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	8
Example	8
Synopsis of the Contracts	9
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	10
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
The Fixed Account
Contacting the Service Center	12
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	14
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge ("CDSC")
Waiver of CDSC
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Contract Ownership	16
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	16
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	20
Surrender (Redemption) Prior to Annuitization	20
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Plan
Contract Owner Services	21
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	22

Table of Contents (continued)	Page
Annuitizing the Contract	22
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	24
Death of Annuitant
Death Benefit Payment
Statements and Reports	24
Legal Proceedings	25
Table of Contents of Statement of Additional Information	28
Appendix A: Underlying Mutual Funds	29
Appendix B: Condensed Financial Information	35
Appendix C: Contract Types and Tax Information	49

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)
Maximum CDSC for contracts issued on or after January 1, 1993									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993									5%2
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$304
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)5
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

1 Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC.  The CDSC is waived:
(1)for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(2)for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan.  References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.

2 After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account.  They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010, charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.51%	1. 65%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;

•	the 7 year CDSC schedule;

•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and

•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1. 65%)	$ 941	$1, 440	$1, 961	$3, 667	*	$1, 040	$1, 761	$3, 667	$ 341	$1, 040	$1, 761	$3, 667
Minimum Total Underlying Mutual Fund Operating Expenses (0.51%)	$822	$1, 083	$1, 371	$2,515	*	$683	$1,171	$2,515	$222	$683	$1,171	$2,515

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years

Synopsis of the Contracts

The contracts described in this prospectus are deferred variable annuity contracts.  Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts.  Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities.  Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.  Such account holders will be the Annuitant under these contracts.  Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in the prospectus. Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders
Contract owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the   Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.  For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the Contract Value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered.  For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the Contract Value.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding.  See "Right to Examine and Cancel" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding Accumulation Units.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting the Service Center .

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on March 3, 1976, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.  The Sub-Account contains shares attributable to Accumulation Units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Plans.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center .  Contract owners should read these prospectuses carefully before investing.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Nationwide Variable Account.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The
General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner’s Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and/or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the Daily Net Assets of the Variable Account.

The mortality risk component is equal to an annualized rate of 0.80% of the Daily Net Assets of the Variable Account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the Daily Net Assets of the Variable Account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the Variable Account.  This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.  The Administration Charge reimburses Nationwide for administrative expenses.  Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

Contingent Deferred Sales Charge ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses.  Any shortfall will be made up from the General Account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan.  No CDSC is deducted on transfers between the Fixed Account and the Variable Account.  The Contract Owner may be subject to a tax penalty if withdrawals are taken prior to age 59½.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC.  This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements for this contract under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered.  In no event will any CDSC be charged against any amounts held under the contract for at least 8 years.  Certain partial surrenders may be requested for which no CDSC will be assessed.  For any purchase payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

Waiver of CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1)	the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2)	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

3)	the plan participant attains age 59 ½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

4)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)	the plan participant dies; or

6)	the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)	the designated Annuitant dies; or

2)	the Contract Owner annuitizes after 2 years in the contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

Contract Maintenance Charge

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value.  This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations.  Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1,
1994, the Contract Maintenance Charge varies from $0 to $12.  Variances are based on internal underwriting guidelines.  The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay the annual Contract Maintenance Charge;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Contract Ownership

All contract rights are exercised by the Annuitant.  Throughout this prospectus, discussions relating to the rights and capabilities of a Contract Owner under the contracts apply to the Annuitant.

The Annuitant exercising the rights of the Contract Owner may request a change in the Annuitant, contingent Annuitant, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Annuitant; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If there is a change of Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

The Annuitant may be changed prior to the Annuitization Date with the consent of Nationwide.

Although not the Contract Owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no contingent Annuitant.  More than one beneficiary can be named.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the Annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time the change was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the Sub-Accounts and the Fixed Account as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts or the Fixed Account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to the Fixed Account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)	is a factor representing the daily Variable Account charges. The factor is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account, this period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.  Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account, however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account.  Nationwide reserves the right to refuse transfers to the Fixed Account from the Variable Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see the "Pricing" sub-section of "The Operation of the Contract" section of this prospectus).

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	the Contract Maintenance Charge;

•	underlying mutual fund charges;

•	investment performance of the underlying mutual funds; and

•	amounts allocated to the Fixed Account and any interest credited.

A CDSC may apply.

Surrenders Under a Qualified Plan

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts and the Fixed Account into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account:

•	Nationwide Money Market Fund: Prime Shares

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging Program

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."  Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners (or Annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.  The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.

If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1)	10% of all purchase payments made to the contract as of the withdrawal date; or

2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Annuity Commencement Date may be changed before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  It will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.  The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

An annuity payment option must be elected before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if both Annuitants die before the second annuity payment date, the Annuitants will receive only one annuity payment.  No death benefit will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant’s death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Annuitants may request other options before the

Annuitization Date.  These options are subject to Nationwide’s approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Annuitant

If the Annuitant dies prior to the Annuitization Date, then the contingent annuitant becomes the Annuitant and no death benefit is payable.  In the event there is no living contingent annuitant , then, upon the Annuitant's death, a death benefit will be payable to the beneficiary.  If no beneficiary survives the Annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner’s estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant’s death.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account will remain invested and will not be allocated to the available money market Sub-Account.

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

•	If the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the death benefit will be the greater of:

1)	the Contract Value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

•	If the Annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the Contract Value.

If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

•	If the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the death benefit will be the greater of:

1)	the Contract Value; or

2)	the sum of all purchase payments, less any amounts surrendered.

•	If the Annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the Contract Value.

If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected annuity payment option.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center .  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company

(NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting

ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, 2012, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.   In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by

Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.   The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811- 02716

Securities Act of 1933 Registration File No. 002-58043

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

Aberdeen Global Fixed Income Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.
Designation: STTF

Aberdeen Small Cap Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

Aberdeen U.S. Equity Fund: Institutional Service Class
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Maximum capital appreciation.
Designation: STTF

American Century Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

American Century International Growth Fund: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF

American Century Short Term Government Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S. government securities.

American Century Ultra® Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

Delaware High-Yield Opportunities Fund: Institutional Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks total return with current income; high current income is a secondary consideration.
Dreyfus Appreciation Fund, Inc.
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Balanced Opportunity Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks high total return through a combination of capital appreciation and current income.

Dreyfus Intermediate Term Income Fund: Class A
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and current income.

Dreyfus S&P 500 Index Fund
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.

Federated Bond Fund: Class F Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.

Federated High Yield Trust: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF

Fidelity Advisor Balanced Fund: Class T
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and growth of capital.

Fidelity Advisor Equity Income Fund: Class T
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

Fidelity Advisor Growth Opportunities Fund: Class T
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.

Fidelity Asset Manager 50%
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks to provide a combination of income and capital growth.

Fidelity Equity-Income Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Magellan® Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Puritan Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, which may occasionally be short term. The secondary goal is income.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Invesco Dynamics Fund: Investor Class
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Janus Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Twenty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

MFS® Strategic Income Fund: Class A
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.
Nationwide Bond Fund: Class D
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The investment seeks income consistent with capital preservation
Designation: STTF

Nationwide Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	Seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Fund: Class D
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The investment seeks total return through a flexible combination of current income and capital appreciation.
Designation: STTF

Nationwide Government Bond Fund: Class D
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The investment seeks current income consistent with capital preservation.
Designation: STTF

Nationwide Growth Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Turner Investment Partners, Inc.
Investment Objective:	The investment seeks long-term capital appreciation.
Designation: STTF

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Turner Investment Partners, Inc.
Investment Objective:	The investment seeks long-term capital appreciation.
Designation: STTF

Nationwide Money Market Fund: Prime Shares
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	Seeks as high level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide S&P 500 Index Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment seeks to provide investment results that correspond to the price and yield of the S&P 500 Index.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level
Designation: FF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management,
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	the investment seeks growth of capital.

Neuberger Berman Guardian Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The investment seeks long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The investment seeks growth of capital.

Neuberger Berman Short Duration Bond Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Designation: STTF

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.

The Dreyfus Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Virtus Balanced Fund: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Euclid Advisors LLC
Investment Objective:	Reasonable income, long-term capital growth and conservation of capital.

Wells Fargo Advantage Funds - Wells Fargo Advantage Common Stock Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Funds - Wells Fargo Advantage Equity Value Fund: Administrative Class
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Systematic Financial Management, L.P.
Investment Objective:	Seeks long-term capital appreciation.

Wells Fargo Advantage Funds - Wells Fargo Advantage Large Cap Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the Sub-Accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.

Aberdeen Global Fixed Income Fund: Institutional Service Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.955114	11.224535	2.46%	69,098
2010	10.549735	10.955114	3.84%	234,344
2009*	10.000000	10.549735	5.50%	89,576
Aberdeen Small Cap Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.508324	21.734180	-7.55%	48,353
2010	18.648184	23.508324	26.06%	0
2009	13.738096	18.648184	35.74%	75,542
2008	25.251905	13.738096	-45.60%	81,505
2007	27.230810	25.251905	-7.27%	116,143
2006	21.360114	27.230810	27.48%	167,885
2005	17.664141	21.360114	20.92%	162,859
2004	14.230056	17.664141	24.13%	178,413
2003	9.740635	14.230056	46.09%	131,084
2002	12.116293	9.740635	-19.61%	66,028
Aberdeen U.S. Equity Fund: Institutional Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.734253	7.34%	136,054
American Century Growth Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	95.227762	93.147510	-2.18%	49,332
2010	82.015831	95.227762	16.11%	0
2009	61.334447	82.015831	33.72%	55,963
2008	99.980990	61.334447	-38.65%	60,777
2007	85.141823	99.980990	17.43%	70,103
2006	79.912245	85.141823	6.54%	82,939
2005	77.223763	79.912245	3.48%	93,010
2004	71.188047	77.223763	8.48%	103,411
2003	57.972941	71.188047	22.80%	111,223
2002	79.512370	57.972941	-27.09%	122,347
American Century Income & Growth Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.521282	18.832921	1.68%	134,955
2010	16.445959	18.521282	12.62%	0
2009	14.130376	16.445959	16.39%	175,496
2008	21.918313	14.130376	-35.53%	191,548
2007	22.273869	21.918313	-1.60%	253,051
2006	19.258791	22.273869	15.66%	302,859
2005	18.619717	19.258791	3.43%	357,907
2004	16.697268	18.619717	11.51%	404,011
2003	13.050867	16.697268	27.94%	431,937
2002	16.400321	13.050867	-20.42%	459,146

American Century International Growth Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.081800	22.694716	-12.99%	26,185
2010	23.240709	26.081800	12.22%	79,296
2009	17.569048	23.240709	32.28%	35,850
2008	32.490550	17.569048	-45.93%	38,918
2007	28.074719	32.490550	15.73%	47,089
2006	22.754543	28.074719	23.38%	58,485
2005	20.340371	22.754543	11.87%	73,235
2004	17.871836	20.340371	13.81%	91,338
2003	14.441600	17.871836	23.75%	115,663
2002	18.119357	14.441600	-20.30%	109,800
American Century Short Term Government Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.638192	30.706131	0.22%	37,086
2010	30.352033	30.638192	0.94%	0
2009	29.946463	30.352033	1.35%	42,021
2008	28.972208	29.946463	3.36%	44,898
2007	27.601340	28.972208	4.97%	47,948
2006	26.889244	27.601340	2.65%	53,625
2005	26.797259	26.889244	0.34%	60,197
2004	26.972536	26.797259	-0.65%	70,340
2003	27.026869	26.972536	-0.20%	77,580
2002	26.022142	27.026869	3.86%	102,559
American Century Ultra® Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.814917	21.788653	-0.12%	226,301
2010	18.961139	21.814917	15.05%	338,737
2009	14.192489	18.961139	33.60%	277,603
2008	24.681509	14.192489	-42.50%	313,110
2007	20.527884	24.681509	20.23%	382,733
2006	21.503621	20.527884	-4.54%	486,618
2005	21.334246	21.503621	0.79%	618,581
2004	19.526904	21.334246	9.26%	708,437
2003	15.723098	19.526904	24.19%	801,688
2002	20.728384	15.723098	-24.15%	875,966
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.411081	12.490235	-13.33%	89,007
2010	12.905418	14.411081	11.67%	0
2009	9.785076	12.905418	31.89%	92,441
2008	18.009807	9.785076	-45.67%	99,378
2007	15.477711	18.009807	16.36%	136,418
2006	12.558427	15.477711	23.25%	89,367
2005	11.262256	12.558427	11.51%	41,478
2004*	10.000000	11.262256	12.62%	26,325
Delaware High-Yield Opportunities Fund: Institutional Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.440728	15.575699	0.87%	43,302
2010	13.409347	15.440728	15.15%	0
2009*	10.000000	13.409347	34.09%	51,698

Dreyfus Appreciation Fund, Inc. - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.923603	14.790833	6.23%	101,035
2010	12.239306	13.923603	13.76%	234,846
2009	10.247505	12.239306	19.44%	110,097
2008	15.352184	10.247505	-33.25%	118,113
2007	14.600148	15.352184	5.15%	151,929
2006	12.722959	14.600148	14.75%	187,163
2005	12.377658	12.722959	2.79%	213,752
2004	11.878945	12.377658	4.20%	226,598
2003	9.997121	11.878945	18.82%	218,248
2002	12.224747	9.997121	-18.22%	206,442
Dreyfus Balanced Opportunity Fund: Class Z - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.617811	10.297491	-3.02%	41,356
2010	9.494402	10.617811	11.83%	165,521
2009	7.883643	9.494402	20.43%	65,248
2008	11.063044	7.883643	-28.74%	69,693
2007	10.664454	11.063044	3.74%	98,358
2006	9.864760	10.664454	8.11%	103,792
2005	10.128127	9.864760	-2.60%	120,137
2004*	10.000000	10.128127	1.28%	132,614
Dreyfus Intermediate Term Income Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.513495	12.194805	5.92%	126,265
2010	10.700287	11.513495	7.60%	0
2009	9.258117	10.700287	15.58%	148,448
2008*	10.000000	9.258117	-7.42%	171,020
Dreyfus S&P 500 Index Fund - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.590879	29.689633	0.33%	308,314
2010	26.170165	29.590879	13.07%	550,828
2009	21.037370	26.170165	24.40%	359,565
2008	33.984921	21.037370	-38.10%	390,208
2007	32.787023	33.984921	3.65%	472,197
2006	28.825519	32.787023	13.74%	560,996
2005	27.967641	28.825519	3.07%	624,278
2004	25.670476	27.967641	8.95%	688,018
2003	20.305178	25.670476	20.90%	712,645
2002	26.550137	20.305178	-23.52%	723,651
Federated Bond Fund: Class F Shares - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.879497	20.801322	4.64%	71,356
2010	18.170017	19.879497	9.41%	275,280
2009	14.563247	18.170017	24.77%	81,072
2008	16.458348	14.563247	-11.51%	90,719
2007	15.874110	16.458348	3.68%	100,249
2006	15.197498	15.874110	4.45%	114,791
2005	15.112552	15.197498	0.56%	134,181
2004	14.339221	15.112552	5.39%	130,569
2003	12.871381	14.339221	11.40%	126,027
2002	12.195901	12.871381	5.54%	134,479

Federated High Yield Trust: Service Shares - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.196889	16.543484	2.14%	78,508
2010	14.098872	16.196889	14.88%	0
2009	9.184845	14.098872	53.50%	96,655
2008	12.946951	9.184845	-29.06%	85,570
2007	12.717425	12.946951	1.80%	79,111
2006	11.585665	12.717425	9.77%	128,016
2005	11.459485	11.585665	1.10%	117,766
2004	10.400769	11.459485	10.18%	149,650
2003	8.580012	10.400769	21.22%	121,542
2002	8.687742	8.580012	-1.24%	85,284
Fidelity Advisor Balanced Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.132244	17.113725	-0.11%	59,697
2010	15.359638	17.132244	11.54%	0
2009	12.259147	15.359638	25.29%	70,667
2008	18.259649	12.259147	-32.86%	68,727
2007	17.095850	18.259649	6.81%	76,411
2006	15.563508	17.095850	9.85%	73,978
2005	15.021462	15.563508	3.61%	73,624
2004	14.499103	15.021462	3.60%	85,032
2003	12.496654	14.499103	16.02%	83,222
2002	13.924940	12.496654	-10.26%	85,330
Fidelity Advisor Equity Income Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.043620	19.825574	-1.09%	82,492
2010	17.950917	20.043620	11.66%	0
2009	14.635198	17.950917	22.66%	103,627
2008	25.030175	14.635198	-41.53%	127,058
2007	24.538931	25.030175	2.00%	152,823
2006	21.279508	24.538931	15.32%	185,764
2005	20.305263	21.279508	4.80%	200,849
2004	18.385959	20.305263	10.44%	207,283
2003	14.506340	18.385959	26.74%	182,727
2002	17.422645	14.506340	-16.74%	173,217
Fidelity Advisor Growth Opportunities Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.907808	13.966719	0.42%	127,085
2010	11.417505	13.907808	21.81%	0
2009	7.875789	11.417505	44.97%	152,316
2008	17.883749	7.875789	-55.96%	170,528
2007	14.748710	17.883749	21.26%	223,593
2006	14.245507	14.748710	3.53%	235,646
2005	13.309487	14.245507	7.01%	294,745
2004	12.607995	13.309487	5.56%	330,246
2003	9.882801	12.607995	27.58%	370,410
2002	12.909284	9.882801	-23.44%	375,670

Fidelity Advisor High Income Advantage Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.319659	23.956129	-1.49%	22,674
2010	20.907088	24.319659	16.32%	0
2009	12.503411	20.907088	67.21%	29,631
2008	20.744811	12.503411	-39.73%	33,218
2007	20.561464	20.744811	0.89%	45,868
2006	18.028079	20.561464	14.05%	75,586
2005	17.462087	18.028079	3.24%	103,633
2004	15.410426	17.462087	13.31%	137,174
2003	10.878719	15.410426	41.66%	191,012
2002	11.483101	10.878719	-5.26%	174,086
Fidelity Asset Manager 50% - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.181900	23.714002	-1.93%	67,768
2010	21.583277	24.181900	12.04%	135,268
2009	16.700070	21.583277	29.24%	76,622
2008	23.435864	16.700070	-28.74%	84,558
2007	22.332743	23.435864	4.94%	96,919
2006	20.722377	22.332743	7.77%	114,368
2005	20.181802	20.722377	2.68%	155,361
2004	19.400449	20.181802	4.03%	193,635
2003	16.774479	19.400449	15.65%	231,667
2002	18.484216	16.774479	-9.25%	242,946
Fidelity Capital & Income Fund - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	106.589493	103.198398	-3.18%	4,043
2010	92.198442	106.589493	15.61%	0
2009	54.264341	92.198442	69.91%	4,474
2008	80.733607	54.264341	-32.79%	4,633
2007	78.796409	80.733607	2.46%	4,873
2006	70.620759	78.796409	11.58%	5,825
2005	68.113552	70.620759	3.68%	6,768
2004	61.305695	68.113552	11.10%	7,899
2003	44.643248	61.305695	37.32%	11,090
2002	45.417819	44.643248	-1.71%	12,054
Fidelity Equity-Income Fund - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	99.617103	93.722795	-5.92%	53,403
2010	87.664859	99.617103	13.63%	110,594
2009	68.567882	87.664859	27.85%	61,956
2008	119.045787	68.567882	-42.40%	70,057
2007	118.959170	119.045787	0.07%	78,213
2006	100.596791	118.959170	18.25%	93,962
2005	96.389416	100.596791	4.36%	104,703
2004	87.753466	96.389416	9.84%	112,880
2003	68.411071	87.753466	28.27%	119,162
2002	83.671321	68.411071	-18.24%	121,343

Fidelity Magellan® Fund - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.797155	24.266573	-12.70%	242,476
2010	25.054565	27.797155	10.95%	340,110
2009	17.986592	25.054565	39.30%	317,718
2008	36.015823	17.986592	-50.06%	340,577
2007	30.710930	36.015823	17.27%	409,548
2006	29.020029	30.710930	5.83%	510,738
2005	27.627451	29.020029	5.04%	636,228
2004	26.040039	27.627451	6.10%	737,378
2003	21.136094	26.040039	23.20%	837,429
2002	28.053548	21.136094	-24.66%	941,898
Fidelity Puritan Fund - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.254588	34.037337	-0.63%	144,530
2010	30.432253	34.254588	12.56%	0
2009	24.337414	30.432253	25.04%	174,283
2008	34.808803	24.337414	-30.08%	192,799
2007	33.218761	34.808803	4.79%	239,711
2006	29.321694	33.218761	13.29%	286,741
2005	28.381949	29.321694	3.31%	333,373
2004	26.314924	28.381949	7.85%	379,995
2003	21.817307	26.314924	20.61%	407,038
2002	24.004249	21.817307	-9.11%	455,032
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.482570	32.326998	2.68%	870
2010	28.023266	31.482570	12.34%	1,090
2009	19.722453	28.023266	42.09%	871
2008	26.637843	19.722453	-25.96%	872
2007	26.258980	26.637843	1.44%	873
2006	23.916395	26.258980	9.79%	873
2005	23.593274	23.916395	1.37%	874
2004	21.811575	23.593274	8.17%	875
2003	17.364297	21.811575	25.61%	2,909
2002	17.007355	17.364297	2.10%	2,911
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.335822	10.873789	-18.46%	88,087
2010	11.975415	13.335822	11.36%	0
2009	9.614219	11.975415	24.56%	102,352
2008	17.377893	9.614219	-44.68%	104,292
2007	15.041844	17.377893	15.53%	122,554
2006	12.935248	15.041844	16.29%	114,973
2005	11.036651	12.935248	17.20%	40,437
2004*	10.000000	11.036651	10.37%	4,863
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.401163	16.868656	-3.06%	134,013
2010	15.824543	17.401163	9.96%	218,016
2009	12.541243	15.824543	26.18%	167,045
2008	20.529099	12.541243	-38.91%	192,643
2007	20.200778	20.529099	1.63%	235,262
2006	17.347392	20.200778	16.45%	259,879
2005	15.980051	17.347392	8.56%	274,228
2004	14.265169	15.980051	12.02%	263,872
2003	11.454096	14.265169	24.54%	242,606
2002	13.068429	11.454096	-12.35%	225,245

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.587296	12.860432	-11.84%	116,510
2010	13.633200	14.587296	7.00%	0
2009	10.067797	13.633200	35.41%	146,340
2008	17.112903	10.067797	-41.17%	150,599
2007	15.019561	17.112903	13.94%	166,873
2006	12.528108	15.019561	19.89%	188,243
2005	11.524879	12.528108	8.70%	165,821
2004*	10.000000	11.524879	15.25%	128,669
Invesco Dynamics Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.340040	12.587769	-5.64%	214,556
2010	10.947208	13.340040	21.86%	307,060
2009	7.763338	10.947208	41.01%	240,997
2008	14.859286	7.763338	-47.75%	253,602
2007	13.401402	14.859286	10.88%	312,108
2006	11.651509	13.401402	15.02%	333,686
2005	10.695979	11.651509	8.93%	350,957
2004	9.680909	10.695979	10.49%	412,876
2003	7.093317	9.680909	36.48%	499,079
2002	10.740031	7.093317	-33.95%	473,937
Janus Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.290620	17.920746	-7.10%	166,810
2010	17.574011	19.290620	9.77%	0
2009	12.967919	17.574011	35.52%	216,561
2008	21.839754	12.967919	-40.62%	236,557
2007	19.205480	21.839754	13.72%	292,830
2006	17.594483	19.205480	9.16%	334,262
2005	17.143281	17.594483	2.63%	378,582
2004	16.591456	17.143281	3.33%	482,022
2003	12.763024	16.591456	30.00%	577,726
2002	17.851634	12.763024	-28.51%	637,137
Janus Twenty Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.216172	34.632534	-9.38%	340,990
2010	36.195576	38.216172	5.58%	0
2009	25.597243	36.195576	41.40%	439,791
2008	44.694406	25.597243	-42.73%	474,798
2007	33.313122	44.694406	34.16%	552,948
2006	30.054447	33.313122	10.84%	638,145
2005	27.827846	30.054447	8.00%	732,111
2004	22.756872	27.827846	22.28%	825,021
2003	18.399796	22.756872	23.68%	911,549
2002	24.536301	18.399796	-25.01%	1,021,448
Janus Worldwide Fund: Class T - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.885426	13.508116	-14.97%	130,323
2010	13.920206	15.885426	14.12%	201,045
2009	10.243736	13.920206	35.89%	180,217
2008	18.877687	10.243736	-45.74%	204,627
2007	17.511092	18.877687	7.80%	268,591
2006	15.047725	17.511092	16.37%	324,086
2005	14.403955	15.047725	4.47%	416,804
2004	13.828124	14.403955	4.16%	531,118
2003	11.277094	13.828124	22.62%	722,175
2002	15.443379	11.277094	-26.98%	829,941

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.806510	20.238201	-11.26%	95,564
2010	18.731525	22.806510	21.75%	169,401
2009	12.247135	18.731525	52.95%	99,016
2008	19.012543	12.247135	-35.58%	103,477
2007	20.626027	19.012543	-7.82%	108,034
2006	17.895709	20.626027	15.26%	128,506
2005	17.445631	17.895709	2.58%	148,480
2004	15.383568	17.445631	13.40%	167,386
2003	11.248436	15.383568	36.76%	144,630
2002	13.868643	11.248436	-18.89%	138,231
MFS® Strategic Income Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.288195	16.772811	2.98%	79,260
2010	15.016726	16.288195	8.47%	146,955
2009	12.174056	15.016726	23.35%	69,165
2008	13.987361	12.174056	-12.96%	56,766
2007	13.682758	13.987361	2.23%	62,675
2006	12.976541	13.682758	5.44%	66,662
2005	12.878519	12.976541	0.76%	78,799
2004	12.045630	12.878519	6.91%	69,176
2003	10.725862	12.045630	12.30%	61,538
2002	10.119915	10.725862	7.26%	39,645
Nationwide Bond Fund: Class D - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	70.929496	74.640591	5.23%	70
2010	66.475212	70.929496	6.70%	70
2009	58.077823	66.475212	14.46%	70
2008	61.698018	58.077823	-5.87%	71
2007	58.919156	61.698018	4.72%	71
2006	57.178623	58.919156	3.04%	71
2005	56.173955	57.178623	1.79%	72
2004	54.292441	56.173955	3.47%	72
2003	51.704249	54.292441	5.01%	72
2002	47.942060	51.704249	7.85%	72
Nationwide Bond Fund: Class D - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	71.234893	74.961972	5.23%	16,724
2010	66.761427	71.234893	6.70%	18,174
2009	58.327880	66.761427	14.46%	18,205
2008	61.963663	58.327880	-5.87%	18,611
2007	59.172838	61.963663	4.72%	19,920
2006	57.424811	59.172838	3.04%	24,458
2005	56.415812	57.424811	1.79%	28,025
2004	54.526197	56.415812	3.47%	32,581
2003	51.926861	54.526197	5.01%	36,726
2002	48.148472	51.926861	7.85%	39,588
Nationwide Fund: Class A - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.418220	-5.82%	78,149

Nationwide Fund: Class D - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	121.324448	120.217214	-0.91%	55
2010	108.998542	121.324448	11.31%	55
2009	87.776814	108.998542	24.18%	55
2008	152.049479	87.776814	-42.27%	55
2007	142.775094	152.049479	6.50%	55
2006	127.060545	142.775094	12.37%	55
2005	119.902142	127.060545	5.97%	55
2004	110.666875	119.902142	8.35%	56
2003	88.216785	110.666875	25.45%	56
2002	107.853019	88.216785	-18.21%	60
Nationwide Fund: Class D - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	116.478791	115.415779	-0.91%	19,837
2010	104.645167	116.478791	11.31%	21,924
2009	84.271014	104.645167	24.18%	23,539
2008	145.976641	84.271014	-42.27%	24,470
2007	137.072660	145.976641	6.50%	29,165
2006	121.985746	137.072660	12.37%	35,190
2005	115.113262	121.985746	5.97%	42,114
2004	106.246840	115.113262	8.35%	48,114
2003	84.693403	106.246840	25.45%	50,848
2002	103.545349	84.693403	-18.21%	51,953
Nationwide Government Bond Fund: Class D - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.178040	20.312487	5.92%	99,007
2010	18.515189	19.178040	3.58%	249,243
2009	18.133780	18.515189	2.10%	103,198
2008	17.014622	18.133780	6.58%	111,812
2007	16.004119	17.014622	6.31%	106,977
2006	15.613505	16.004119	2.50%	128,756
2005	15.392337	15.613505	1.44%	160,857
2004	15.079382	15.392337	2.08%	201,541
2003	14.993745	15.079382	0.57%	256,407
2002	13.690706	14.993745	9.52%	288,740
Nationwide Growth Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.214101	12.786939	-3.23%	22,728
2010	11.025351	13.214101	19.85%	93,365
2009	8.424717	11.025351	30.87%	22,868
2008	13.962273	8.424717	-39.66%	21,063
2007	11.860321	13.962273	17.72%	23,239
2006	11.335970	11.860321	4.63%	21,329
2005	10.823294	11.335970	4.74%	33,644
2004	10.172955	10.823294	6.39%	27,895
2003*	10.000000	10.172955	1.73%	20,015
Nationwide Growth Fund: Class D - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	83.974377	81.398278	-3.07%	113
2010	69.861368	83.974377	20.20%	113
2009	53.159100	69.861368	31.42%	114
2008	87.868286	53.159100	-39.50%	114
2007	74.442189	87.868286	18.04%	114
2006	70.942653	74.442189	4.93%	115
2005	67.454082	70.942653	5.17%	115
2004	63.214237	67.454082	6.71%	115
2003	48.146131	63.214237	31.30%	116
2002	68.419812	48.146131	-29.63%	116

Nationwide Growth Fund: Class D - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	79.530639	77.090860	-3.07%	3,984
2010	66.164459	79.530639	20.20%	4,820
2009	50.346039	66.164459	31.42%	5,083
2008	83.218499	50.346039	-39.50%	6,081
2007	70.502878	83.218499	18.04%	7,556
2006	67.188539	70.502878	4.93%	11,312
2005	63.884588	67.188539	5.17%	15,446
2004	59.869104	63.884588	6.71%	18,003
2003	45.598362	59.869104	31.30%	21,965
2002	64.799205	45.598362	-29.63%	19,736
Nationwide Money Market Fund: Prime Shares - On and After 12/25/82 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.875958	30.475923	-1.30%	217
2010	31.282581	30.875958	-1.30%	219
2009	31.687620	31.282581	-1.28%	221
2008	31.447901	31.687620	0.76%	223
2007	30.388893	31.447901	3.48%	818
2006	29.446377	30.388893	3.20%	820
2005	29.044569	29.446377	1.38%	823
2004	29.183509	29.044569	-0.48%	825
2003	29.386834	29.183509	-0.69%	828
2002	29.442625	29.386834	-0.19%	830
Nationwide Money Market Fund: Prime Shares - On and After 12/25/82 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.366370	24.050680	-1.30%	350,112
2010	24.687267	24.366370	-1.30%	362,623
2009	25.006911	24.687267	-1.28%	386,001
2008	24.817732	25.006911	0.76%	439,069
2007	23.981996	24.817732	3.48%	437,536
2006	23.238189	23.981996	3.20%	441,698
2005	22.921094	23.238189	1.38%	387,807
2004	23.030742	22.921094	-0.48%	412,802
2003	23.191202	23.030742	-0.69%	464,750
2002	23.235229	23.191202	-0.19%	622,931
Nationwide Money Market Fund: Prime Shares - Pre 12/25/82 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.682048	30.284526	-1.30%	808
2010	31.086120	30.682048	-1.30%	1,425
2009	31.488615	31.086120	-1.28%	2,228
2008	31.250402	31.488615	0.76%	2,384
2007	30.198044	31.250402	3.48%	2,887
2006	29.261448	30.198044	3.20%	3,618
2005	28.862163	29.261448	1.38%	4,426
2004	29.000231	28.862163	-0.48%	5,046
2003	29.202279	29.000231	-0.69%	7,279
2002	29.257720	29.202279	-0.19%	9,859

Nationwide S&P 500 Index Fund: Service Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.007110	10.022420	0.15%	94,459
2010	8.863308	10.007110	12.90%	0
2009	7.129157	8.863308	24.32%	102,329
2008	11.549381	7.129157	-38.27%	96,783
2007	11.171053	11.549381	3.39%	123,444
2006	9.828260	11.171053	13.66%	103,561
2005	9.552030	9.828260	2.89%	123,029
2004	8.774483	9.552030	8.86%	117,458
2003	6.956820	8.774483	26.13%	115,360
2002	9.115203	6.956820	-23.68%	89
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.691970	12.034807	-5.18%	94,736
2010	11.217984	12.691970	13.14%	0
2009	8.934928	11.217984	25.55%	127,979
2008	14.333878	8.934928	-37.67%	105,895
2007	13.706996	14.333878	4.57%	88,935
2006	11.882640	13.706996	15.35%	71,502
2005	11.154028	11.882640	6.53%	23,675
2004*	10.000000	11.154028	11.54%	8,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.992806	12.184176	1.60%	26,297
2010	11.474587	11.992806	4.52%	152,265
2009	10.657533	11.474587	7.67%	26,698
2008	11.489938	10.657533	-7.24%	11,637
2007	11.047610	11.489938	4.00%	9,730
2006	10.542864	11.047610	4.79%	4,407
2005	10.339434	10.542864	1.97%	2,999
2004*	10.000000	10.339434	3.39%	30
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.520363	12.352942	-1.34%	175,826
2010	11.437006	12.520363	9.47%	221,981
2009	9.726441	11.437006	17.59%	136,654
2008	12.830858	9.726441	-24.19%	118,611
2007	12.304405	12.830858	4.28%	117,113
2006	11.195043	12.304405	9.91%	91,582
2005	10.766688	11.195043	3.98%	81,006
2004*	10.000000	10.766688	7.67%	47,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.746997	12.314057	-3.40%	222,295
2010	11.445822	12.746997	11.37%	330,958
2009	9.322569	11.445822	22.78%	190,707
2008	13.767168	9.322569	-32.28%	176,763
2007	13.141252	13.767168	4.76%	154,475
2006	11.623695	13.141252	13.06%	172,773
2005	10.998532	11.623695	5.68%	83,390
2004*	10.000000	10.998532	9.99%	48,890

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.371750	12.463126	0.74%	64,339
2010	11.550912	12.371750	7.11%	0
2009	10.215525	11.550912	13.07%	42,401
2008	12.182922	10.215525	-16.15%	39,270
2007	11.660994	12.182922	4.48%	18,241
2006	10.896378	11.660994	7.02%	13,163
2005	10.565533	10.896378	3.13%	7,930
2004*	10.000000	10.565533	5.66%	1,048
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.161036	8.171995	-10.80%	10,409
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	1,551
2008*	10.000000	6.071023	-39.29%	58
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562540	11.723024	-13.56%	5,784
2010	12.921098	13.562540	4.96%	22,219
2009*	10.000000	12.921098	29.21%	2,858
Neuberger Berman Genesis Fund: Trust Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.985077	29.925495	3.24%	184,779
2010	24.194600	28.985077	19.80%	0
2009	19.417000	24.194600	24.61%	248,226
2008	29.298334	19.417000	-33.73%	292,463
2007	24.372349	29.298334	20.21%	340,984
2006	23.022028	24.372349	5.87%	406,765
2005	20.055163	23.022028	14.79%	503,739
2004	17.121334	20.055163	17.14%	489,521
2003	13.175921	17.121334	29.94%	391,151
2002	13.761547	13.175921	-4.26%	366,489
Neuberger Berman Guardian Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.770658	21.815443	-4.19%	64,271
2010	19.303970	22.770658	17.96%	0
2009	15.020634	19.303970	28.52%	78,552
2008	24.631927	15.020634	-39.02%	93,599
2007	23.192677	24.631927	6.21%	99,765
2006	20.706712	23.192677	12.01%	123,393
2005	19.346184	20.706712	7.03%	148,320
2004	16.888413	19.346184	14.55%	167,915
2003	12.661621	16.888413	33.38%	193,334
2002	17.277066	12.661621	-26.71%	241,595
Neuberger Berman Partners Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.693280	30.385090	-12.42%	90,001
2010	30.458601	34.693280	13.90%	269,627
2009	19.768724	30.458601	54.07%	115,319
2008	41.715684	19.768724	-52.61%	124,627
2007	38.391972	41.715684	8.66%	142,633
2006	34.362750	38.391972	11.73%	174,025
2005	29.506359	34.362750	16.46%	208,718
2004	25.076617	29.506359	17.66%	185,415
2003	18.698477	25.076617	34.11%	201,663
2002	25.200975	18.698477	-25.80%	209,534

Neuberger Berman Short Duration Bond Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.815507	14.728675	-0.59%	46,949
2010	14.165466	14.815507	4.59%	174,545
2009	12.661390	14.165466	11.88%	51,020
2008	15.277793	12.661390	-17.13%	59,144
2007	14.693581	15.277793	3.98%	69,314
2006	14.289778	14.693581	2.83%	66,777
2005	14.253528	14.289778	0.25%	72,068
2004	14.308826	14.232843	-0.53%	90,347
2003	14.139142	14.308826	1.20%	97,424
2002	13.629612	14.139142	3.74%	89,370
Neuberger Berman Socially Responsive Fund: Trust Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.412151	12.834377	-4.31%	19,311
2010	11.087395	13.412151	20.97%	0
2009	8.618537	11.087395	28.65%	15,734
2008	14.292033	8.618537	-39.70%	15,403
2007	13.494580	14.292033	5.91%	16,896
2006	11.970241	13.494580	12.73%	16,472
2005	11.286514	11.970241	6.06%	10,495
2004*	10.000000	11.286514	12.87%	2,209
Oppenheimer Global Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.056989	47.815096	-9.88%	70,024
2010	46.469590	53.056989	14.18%	472,552
2009	33.822234	46.469590	37.39%	99,144
2008	58.109405	33.822234	-41.80%	112,726
2007	55.563680	58.109405	4.58%	137,806
2006	47.958787	55.563680	15.86%	179,886
2005	42.684257	47.958787	12.36%	235,061
2004	36.442041	42.684257	17.13%	295,122
2003	25.805611	36.442041	41.22%	361,814
2002	33.714330	25.805611	-23.46%	353,717
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.572100	13.161506	-9.68%	208,411
2010	12.764029	14.572100	14.17%	299,278
2009	9.278310	12.764029	37.57%	217,183
2008	15.758973	9.278310	-41.12%	223,964
2007	15.055531	15.758973	4.67%	252,968
2006	12.992657	15.055531	15.88%	283,767
2005	11.541948	12.992657	12.57%	235,836
2004*	10.000000	11.541948	15.42%	150,174
Templeton Foreign Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.867577	22.286569	-13.84%	37,534
2010	24.154422	25.867577	7.09%	0
2009	16.344198	24.154422	47.79%	58,953
2008	30.717251	16.344198	-46.79%	78,668
2007	26.546102	30.717251	15.71%	98,529
2006	22.425179	26.546102	18.38%	129,308
2005	20.536047	22.425179	9.20%	186,854
2004	17.611532	20.536047	16.61%	231,234
2003	13.671456	17.611532	28.82%	290,467
2002	15.162264	13.671456	-9.83%	289,598

The Dreyfus Third Century Fund, Inc.: Class Z - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.863890	21.729676	-0.61%	21,232
2010	19.347463	21.863890	13.01%	0
2009	14.705790	19.347463	31.56%	26,615
2008	22.678149	14.705790	-35.15%	28,727
2007	21.364058	22.678149	6.15%	32,090
2006	19.856213	21.364058	7.59%	35,337
2005	19.443020	19.856213	2.13%	42,784
2004	18.596846	19.443020	4.55%	48,888
2003	14.968630	18.596846	24.24%	54,525
2002	21.473521	14.968630	-30.29%	59,417
Virtus Balanced Fund: Class A - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.294929	22.331372	0.16%	32,704
2010	20.200179	22.294929	10.37%	55,447
2009	16.588127	20.200179	21.77%	33,587
2008	22.663423	16.588127	-26.81%	32,818
2007	21.689141	22.663423	4.49%	40,077
2006	19.491747	21.689141	11.27%	43,232
2005	19.460657	19.491747	0.16%	57,925
2004	18.398365	19.460657	5.77%	58,000
2003	15.717371	18.398365	17.06%	53,906
2002	18.006514	15.717371	-12.71%	48,209
Wells Fargo Advantage Funds - Wells Fargo Advantage Common Stock Fund: Investor Class - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.368741	23.456660	-3.74%	69,450
2010	19.768091	24.368741	23.27%	0
2009	14.176017	19.768091	39.45%	86,055
2008	22.071262	14.176017	-35.77%	98,905
2007	20.341056	22.071262	8.51%	119,251
2006	17.871679	20.341056	13.82%	131,761
2005	16.165231	17.871679	10.56%	149,433
2004	14.894822	16.165231	8.53%	167,705
2003	10.880293	14.894822	36.90%	172,532
2002	13.653826	10.880293	-20.31%	178,942
Wells Fargo Advantage Funds - Wells Fargo Advantage Equity Value Fund: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.385413	3.85%	63,766
Wells Fargo Advantage Funds - Wells Fargo Advantage Large Cap Growth Fund: Investor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.728194	27.146099	1.56%	54,404
2010	23.192832	26.728194	15.24%	0
2009	17.218890	23.192832	34.69%	63,733
2008	28.518338	17.218890	-39.62%	61,544
2007	24.462177	28.518338	16.58%	67,346
2006	23.859871	24.462177	2.52%	78,113
2005	22.409845	23.859871	6.47%	86,404
2004	20.898525	22.409845	7.23%	89,846
2003	16.694016	20.898525	25.19%	104,342
2002	24.126803	16.694016	-30.81%	109,741

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description, and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter, all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the non-taxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax.

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a
"direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a “toll charge” is paid to the Internal Revenue Service.

The amount of the “toll charge” will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by 1 for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by 1 for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by 1  for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.   The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these  and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2012

Individual Deferred Variable Annuity Contracts

issued by Nationwide Life Insurance Company
through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6631, TDD 1-800-238-3035.  Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2011 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2011 , 2010 , and 2009 no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
11,175 shares (cost $99,991)	$92,980
Van Kampen Growth and Income Fund - Class A (VKGIA)
72,920 shares (cost $1,399,750)	1,354,133
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
30,302 shares (cost $665,227)	759,666
Aberdeen Small Cap Fund - Class A (PRSCA)
95,038 shares (cost $1,299,335)	1,358,097
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
75,889 shares (cost $771,649)	775,589
US Equity I Fund - Institutional Service Class (ADUES)
157,885 shares (cost $1,359,952)	1,460,439
American Century International Growth Fund - Class A (TCIGA)
9,769 shares (cost $87,603)	94,368
American Century International Growth Fund - Investor Class (TCIGR)
61,774 shares (cost $555,448)	594,270
Growth Fund - Investor Class (TCG)
224,777 shares (cost $4,568,979)	5,522,762
Income & Growth Fund - Class A (ACIGA)
58,616 shares (cost $1,683,678)	1,424,954
Income & Growth Fund - Investor Class (IGF)
104,421 shares (cost $2,967,096)	2,541,604
Short-Term Government Fund - Investor Class (BSTG)
217,347 shares (cost $2,105,821)	2,123,485
Ultra(R) Fund - Investor Class (TCUL)
262,095 shares (cost $6,782,450)	6,007,206
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
172,591 shares (cost $705,749)	673,106
Appreciation Fund, Inc. (DAF)
68,790 shares (cost $2,658,568)	2,788,060
Balanced Opportunity Fund - Class Z (DPBOZ)
47,549 shares (cost $789,807)	761,257
Dreyfus S&P 500 Index Fund (DSPI)
266,329 shares (cost $9,356,082)	9,153,729
Intermediate Term Income Fund - Class A (DPITIA)
112,962 shares (cost $1,393,248)	1,539,674
Opportunistic Small Cap Fund (DROSC)
347 shares (cost $7,540)	7,877
Third Century Fund, Inc. - Class Z (DTC)
53,413 shares (cost $433,017)	531,464
Bond Fund - Class F Shares (FBDF)
188,268 shares (cost $1,619,430)	1,737,715
Equity Income Fund, Inc. - Class F Shares (FEQIF)
6,295 shares (cost $103,932)	112,672
High Yield Trust (FHYT)
405,887 shares (cost $2,353,480)	2,325,732
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
66,008 shares (cost $654,654)	648,201
Advisor Balanced Fund - Class A (FABA)
13,629 shares (cost $214,594)	202,795
Advisor Balanced Fund - Class T (FAB)
68,064 shares (cost $1,051,062)	1,021,646
Advisor Equity Growth Fund - Class A (FAEGA)
12,472 shares (cost $653,543)	671,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Advisor Equity Income Fund - Class A (FAEIA)
84,323 shares (cost $2,155,518)	1,896,414
Advisor Equity Income Fund - Class T (FAEI)
71,637 shares (cost $1,920,418)	1,635,462
Advisor Growth Opportunities Fund - Class A (FAGOA)
10,039 shares (cost $269,294)	349,264
Advisor Growth Opportunities Fund - Class T (FAGO)
50,684 shares (cost $1,756,133)	1,774,969
Advisor High Income Advantage Fund - Class T (FAHY)
64,380 shares (cost $599,736)	601,312
Advisor Overseas Fund - Class A (FAOA)
413 shares (cost $8,068)	6,074
Asset Manager 50% (FAM)
106,994 shares (cost $1,646,584)	1,607,045
Balance Sheet Investment Fund - Class A (FRBSI)
52,556 shares (cost $2,582,812)	2,042,866
Foreign Fund - Class A (TFF)
182,423 shares (cost $1,043,014)	1,079,944
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
220,169 shares (cost $5,164,527)	4,361,540
Small-Mid Cap Growth Fund - Class A (FSCG)
29,658 shares (cost $977,965)	1,002,432
Real Estate Fund - Class A (AREA)
51,416 shares (cost $1,158,775)	1,176,917
AIM Small Cap Growth Fund - Investor Class (ASCGI)
20,544 shares (cost $527,160)	585,307
Janus Balanced Fund - Class S (JBS)
49,275 shares (cost $1,179,495)	1,206,258
Janus Fund - Class T (JF)
122,403 shares (cost $2,819,353)	3,341,607
Janus Overseas Fund - Class S (JOS)
10,349 shares (cost $480,289)	323,721
Janus Twenty Fund - Class T (JTF)
247,985 shares (cost $11,837,921)	12,669,543
Janus Worldwide Fund - Class T (JWF)
45,060 shares (cost $1,726,336)	1,794,280
Janus Worldwide Fund - Class S (JWS)
4,732 shares (cost $159,712)	191,282
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
174,562 shares (cost $2,064,070)	2,010,949
MFS Strategic Income Fund - Class A (MSI)
203,275 shares (cost $1,267,098)	1,329,420
Bond Fund - Class D (NBF)
144,393 shares (cost $1,374,404)	1,423,712
Bond Index Fund - Class A (NBIXA)
33,990 shares (cost $390,944)	398,366
Fund - Class A (NFA)
85,351 shares (cost $1,232,672)	1,163,332
Fund - Class D (NF)
189,183 shares (cost $2,614,703)	2,542,617
Government Bond Fund - Class D (NGBF)
336,246 shares (cost $3,621,642)	3,554,116
Growth Fund - Class D (NGF)
41,664 shares (cost $255,363)	364,979
International Index Fund - Class A (NIIXA)
985 shares (cost $7,710)	6,153
Investor Destinations Aggressive Fund - Service Class (IDAS)
169,787 shares (cost $1,405,175)	1,370,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Investor Destinations Conservative Fund - Service Class (IDCS)
106,082 shares (cost $1,053,869)	1,085,217
Investor Destinations Moderate Fund - Service Class (IDMS)
526,103 shares (cost $5,124,393)	4,824,366
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
415,429 shares (cost $3,858,020)	3,622,537
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
136,690 shares (cost $1,285,243)	1,358,695
Mid Cap Market Index Fund - Class A (NMCIXA)
66,340 shares (cost $850,676)	871,709
Money Market Fund - Prime Shares (MMF)
8,451,519 shares (cost $8,451,519)	8,451,519
Money Market Fund - Service Class (MMFR)
4,151,664 shares (cost $4,151,664)	4,151,664
Nationwide Growth Fund - Class A (NGFA)
49,094 shares (cost $392,524)	417,303
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
130,300 shares (cost $1,050,764)	1,140,125
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
31,412 shares (cost $321,966)	320,407
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
226,610 shares (cost $2,177,011)	2,340,881
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
274,559 shares (cost $2,754,398)	2,737,354
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
77,177 shares (cost $741,610)	801,866
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
12,051 shares (cost $115,717)	105,082
S&P 500 Index Fund - Service Class (NIXR)
220,135 shares (cost $2,097,424)	2,289,403
Small Cap Index Fund - Class A (NSCIXA)
50,891 shares (cost $485,239)	552,171
Templeton NVIT International Value Fund - Class III (NVTIV3)
6,590 shares (cost $83,628)	70,050
Genesis Fund - Trust Class (NBGST)
188,076 shares (cost $8,557,575)	9,065,256
Guardian Fund - Investor Class (NBGF)
98,118 shares (cost $1,494,827)	1,402,112
Guardian Fund - Trust Class (NBGT)
14,154 shares (cost $182,999)	157,820
Partners Fund - Investor Class (PF)
112,354 shares (cost $3,040,668)	2,734,692
Partners Fund - Trust Class (NBPT)
11,253 shares (cost $251,003)	210,314
Short Duration Bond Fund - Investor Class (NLMB)
87,976 shares (cost $712,987)	691,491
Socially Responsive Fund - Trust Class (NBSRT)
65,789 shares (cost $1,029,840)	1,105,920
Champion Income Fund - Class A (OCHI)
234,330 shares (cost $465,214)	410,077
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
26,093 shares (cost $1,064,580)	1,117,294
Oppenheimer Global Fund - Class A (OGF)
76,233 shares (cost $4,343,065)	4,119,656
Oppenheimer Strategic Income Fund - Class A (OSI)
299,265 shares (cost $1,261,112)	1,218,007
PIMCO Total Return Fund - Class A (PMTRA)
294,267 shares (cost $3,280,652)	3,198,680

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VP International Fund - Class IV (ACVI4)
193,941 shares (cost $1,710,746)	1,439,043
Capital & Income Fund (FCI)
48,118 shares (cost $371,296)	417,180
Equity-Income Fund (FEI)
121,185 shares (cost $6,114,888)	5,006,165
High Income Portfolio - Initial Class (FHIP)
5,217 shares (cost $29,491)	28,118
Magellan Fund (FMG)
93,427 shares (cost $8,433,611)	5,884,062
Puritan Fund (FPR)
278,090 shares (cost $5,119,698)	4,919,410
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
106,164 shares (cost $1,649,462)	1,421,535
Templeton Foreign Securities Fund - Class 3 (TIF3)
181,283 shares (cost $2,413,982)	2,267,850
Global Securities Fund/VA - Class 4 (OVGS4)
175,327 shares (cost $5,057,101)	4,779,424
Voyager Fund - Class A (PVF)
11,221 shares (cost $239,684)	218,814
Dynamics Fund - Investor Class (IDF)
177,055 shares (cost $3,539,598)	3,663,274
Putnam International Equity Fund - Class A (PUIGA)
218 shares (cost $4,916)	3,481
Virtus Balanced Fund - Class A (PBF)
54,584 shares (cost $733,808)	730,332
Advisors Small Cap Fund - Class A (WRASCA)
55,674 shares (cost $767,887)	733,778
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
121,627 shares (cost $2,222,943)	2,298,759
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
5,902 shares (cost $176,213)	189,676
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
27,761 shares (cost $776,046)	946,941
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)
11,675 shares (cost $86,774)	98,072
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
48,935 shares (cost $1,247,899)	1,476,850
Equity Value Fund - Administrative Class (WFEVAD)
54,595 shares (cost $638,243)	662,238

Total Investments	$195,851,724

Accounts Receivable	799

$195,852,523

Contract Owners’ Equity:
Accumulation units	195,851,385

Contracts in payout (annuitization) period (note 1f)	1,138

Total Contract Owners’ Equity (note 5)	$195,852,523

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Investment Activity:
Reinvested dividends	$2,902,018	1,370	19,538	-	5,423	25,861	3,261	798
Mortality and expense risk charges (note 2)	(2,683,702)	(721)	(17,150)	(10,031)	(20,669)	(10,788)	(4,383)	(1,253)

Net investment income (loss)	218,316	649	2,388	(10,031)	(15,246)	15,073	(1,122)	(455)

Realized gain (loss) on investments	(1,015,721)	(337)	(52,831)	30,058	(159,732)	24,665	1,492	764
Change in unrealized gain (loss) on investments	(9,512,337)	(7,012)	10,483	(166,934)	60,098	(18,477)	100,488	(14,463)

Net gain (loss) on investments	(10,528,058)	(7,349)	(42,348)	(136,876)	(99,634)	6,188	101,980	(13,699)

Reinvested capital gains	3,578,755	-	-	57,244	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,730,987)	(6,700)	(39,960)	(89,663)	(114,880)	21,261	100,858	(14,154)

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Investment Activity:
Reinvested dividends	$9,160	27,204	19,789	42,136	16,538	-	66,525	39,275
Mortality and expense risk charges (note 2)	(9,657)	(75,740)	(17,551)	(35,056)	(26,247)	(81,386)	(10,728)	(34,065)

Net investment income (loss)	(497)	(48,536)	2,238	7,080	(9,709)	(81,386)	55,797	5,210

Realized gain (loss) on investments	43,110	209,226	(58,319)	(118,959)	16,904	(145,626)	47,417	17,753
Change in unrealized gain (loss) on investments	(134,431)	(474,120)	78,809	160,980	(15,585)	236,171	(102,254)	149,628

Net gain (loss) on investments	(91,321)	(264,894)	20,490	42,021	1,319	90,545	(54,837)	167,381

Reinvested capital gains	-	193,728	-	-	14,248	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,818)	(119,702)	22,728	49,101	5,858	9,159	960	172,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	DPBOZ	DSPI	DEL	DPITIA	DROSC	DTC	FBDF	FEQIF
Investment Activity:
Reinvested dividends	$10,873	144,804	2	44,555	-	3,702	95,194	3,027
Mortality and expense risk charges (note 2)	(10,679)	(124,633)	(108)	(19,810)	(4)	(7,337)	(22,897)	(1,421)

Net investment income (loss)	194	20,171	(106)	24,745	(4)	(3,635)	72,297	1,606

Realized gain (loss) on investments	(49,541)	159,867	(8,243)	20,372	-	42,666	24,707	(3,066)
Change in unrealized gain (loss) on investments	29,302	(188,251)	6,525	42,132	336	(39,140)	(15,656)	7,195

Net gain (loss) on investments	(20,239)	(28,384)	(1,718)	62,504	336	3,526	9,051	4,129

Reinvested capital gains	-	57,477	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,045)	49,264	(1,824)	87,249	332	(109)	81,348	5,735

	FHYT	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA
Investment Activity:
Reinvested dividends	$194,343	33,346	3,516	13,898	-	42,681	31,051	-
Mortality and expense risk charges (note 2)	(34,507)	(8,871)	(2,840)	(13,682)	(8,938)	(26,114)	(22,962)	(4,984)

Net investment income (loss)	159,836	24,475	676	216	(8,938)	16,567	8,089	(4,984)

Realized gain (loss) on investments	91,683	19,591	(4,023)	(5,300)	(257)	(126,526)	(72,981)	(10,891)
Change in unrealized gain (loss) on investments	(233,710)	(35,985)	4,043	4,571	2,833	101,308	52,092	18,589

Net gain (loss) on investments	(142,027)	(16,394)	20	(729)	2,576	(25,218)	(20,889)	7,698

Reinvested capital gains	-	7,128	-	-	1,355	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,809	15,209	696	(513)	(5,007)	(8,651)	(12,800)	2,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	FAGO	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG
Investment Activity:
Reinvested dividends	$-	40,910	96	30,170	11,909	29,980	97,946	-
Mortality and expense risk charges (note 2)	(24,758)	(8,575)	(73)	(22,204)	(28,196)	(17,868)	(60,345)	(12,951)

Net investment income (loss)	(24,758)	32,335	23	7,966	(16,287)	12,112	37,601	(12,951)

Realized gain (loss) on investments	50,611	(9,465)	(7)	(8,535)	(313,642)	(339,729)	(209,951)	(3,571)
Change in unrealized gain (loss) on investments	(14,582)	(32,621)	(1,414)	(34,358)	(82,866)	157,507	46,372	(92,703)

Net gain (loss) on investments	36,029	(42,086)	(1,421)	(42,893)	(396,508)	(182,222)	(163,579)	(96,274)

Reinvested capital gains	-	-	-	2,534	236,422	-	-	46,486

Net increase (decrease) in contract owners’ equity resulting from operations	$11,271	(9,751)	(1,398)	(32,393)	(176,373)	(170,110)	(125,978)	(62,739)

	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS
Investment Activity:
Reinvested dividends	$4,734	-	23,230	15,464	-	9,444	13,434	784
Mortality and expense risk charges (note 2)	(7,182)	(4,933)	(14,329)	(48,590)	(5,660)	(186,083)	(28,533)	(2,886)

Net investment income (loss)	(2,448)	(4,933)	8,901	(33,126)	(5,660)	(176,639)	(15,099)	(2,102)

Realized gain (loss) on investments	(4,575)	(7,093)	49,987	106,987	5,881	811,041	(53,936)	9,394
Change in unrealized gain (loss) on investments	18,142	17,820	(83,949)	(334,474)	(214,970)	(3,910,699)	(261,464)	(43,680)

Net gain (loss) on investments	13,567	10,727	(33,962)	(227,487)	(209,089)	(3,099,658)	(315,400)	(34,286)

Reinvested capital gains	-	10,555	19,862	-	25,511	1,927,831	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,119	16,349	(5,199)	(260,613)	(189,238)	(1,348,466)	(330,499)	(36,388)

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF
Investment Activity:
Reinvested dividends	$-	65,462	53,384	11,265	11,616	30,379	96,158	-
Mortality and expense risk charges (note 2)	(29,869)	(17,076)	(18,500)	(5,125)	(13,563)	(34,942)	(43,533)	(5,280)

Net investment income (loss)	(29,869)	48,386	34,884	6,140	(1,947)	(4,563)	52,625	(5,280)

Realized gain (loss) on investments	(44,613)	(2,210)	15,761	404	(5,644)	(143,330)	(28,562)	24,186
Change in unrealized gain (loss) on investments	(393,633)	(8,396)	(9,218)	12,842	(69,340)	123,887	78,178	(30,533)

Net gain (loss) on investments	(438,246)	(10,606)	6,543	13,246	(74,984)	(19,443)	49,616	(6,347)

Reinvested capital gains	201,878	-	31,996	3,068	-	-	92,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(266,237)	37,780	73,423	22,454	(76,931)	(24,006)	194,286	(11,627)

	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF
Investment Activity:
Reinvested dividends	$303	20,790	22,003	82,265	58,466	24,881	5,214	75
Mortality and expense risk charges (note 2)	(176)	(19,045)	(14,383)	(61,919)	(47,417)	(17,322)	(11,265)	(115,132)

Net investment income (loss)	127	1,745	7,620	20,346	11,049	7,559	(6,051)	(115,057)

Realized gain (loss) on investments	(1,426)	(68,376)	44,231	(54,051)	(68,329)	(18,965)	(8,435)	-
Change in unrealized gain (loss) on investments	(1,143)	(4,137)	(35,858)	(59,414)	(79,545)	8,352	(81,613)	-

Net gain (loss) on investments	(2,569)	(72,513)	8,373	(113,465)	(147,874)	(10,613)	(90,048)	-

Reinvested capital gains	1	2,845	7,292	28,154	24,267	13,924	66,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,441)	(67,923)	23,285	(64,965)	(112,558)	10,870	(29,902)	(115,057)

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6
Investment Activity:
Reinvested dividends	$37	-	24,004	6,680	51,821	55,944	17,696	1,137
Mortality and expense risk charges (note 2)	(49,445)	(6,063)	(17,471)	(3,845)	(31,468)	(35,795)	(10,123)	(1,114)

Net investment income (loss)	(49,408)	(6,063)	6,533	2,835	20,353	20,149	7,573	23

Realized gain (loss) on investments	-	22,969	(17,116)	7,312	(98,264)	(86,507)	11,972	3,176
Change in unrealized gain (loss) on investments	-	(30,646)	(47,553)	(8,856)	37,965	(32,782)	(15,441)	(15,790)

Net gain (loss) on investments	-	(7,677)	(64,669)	(1,544)	(60,299)	(119,289)	(3,469)	(12,614)

Reinvested capital gains	-	-	-	1,026	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,408)	(13,740)	(58,136)	2,317	(39,946)	(99,140)	4,104	(12,591)

	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT
Investment Activity:
Reinvested dividends	$34,680	3,603	2,779	90,990	9,902	1,311	12,562	491
Mortality and expense risk charges (note 2)	(30,170)	(7,693)	(1,172)	(120,641)	(19,695)	(1,857)	(41,761)	(2,696)

Net investment income (loss)	4,510	(4,090)	1,607	(29,651)	(9,793)	(546)	(29,199)	(2,205)

Realized gain (loss) on investments	(80,156)	(12,986)	(15,205)	(23,508)	25,271	(429)	(19,368)	(759)
Change in unrealized gain (loss) on investments	76,608	(36,584)	(9,087)	174,857	(73,973)	(5,697)	(329,404)	(24,681)

Net gain (loss) on investments	(3,548)	(49,570)	(24,292)	151,349	(48,702)	(6,126)	(348,772)	(25,440)

Reinvested capital gains	15,488	18,611	134	201,092	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,450	(35,049)	(22,551)	322,790	(58,495)	(6,672)	(377,971)	(27,645)

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NLMB	NBSRT	OCHI	OCAF	OGF	OSI	PMTRA	ACVI4
Investment Activity:
Reinvested dividends	$19,708	7,341	61,276	2,083	79,448	89,037	112,266	19,323
Mortality and expense risk charges (note 2)	(9,411)	(14,542)	(7,768)	(14,638)	(62,127)	(15,955)	(38,257)	(20,291)

Net investment income (loss)	10,297	(7,201)	53,508	(12,555)	17,321	73,082	74,009	(968)

Realized gain (loss) on investments	(19,981)	(21,639)	(93,698)	(4,732)	148,701	56,571	65,705	(152,913)
Change in unrealized gain (loss) on investments	5,778	(25,133)	(57,937)	(13,898)	(617,582)	(128,017)	(56,336)	(60,382)

Net gain (loss) on investments	(14,203)	(46,772)	(151,635)	(18,630)	(468,881)	(71,446)	9,369	(213,295)

Reinvested capital gains	-	-	-	-	1,177	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,906)	(53,973)	(98,127)	(31,185)	(450,383)	1,636	83,378	(214,263)

	FCI	FEI	FHIP	FMG	FPR	FO2R	TIF3	OVGS4
Investment Activity:
Reinvested dividends	$26,918	109,707	1,944	38,508	97,263	20,791	43,918	54,809
Mortality and expense risk charges (note 2)	(5,895)	(71,029)	(362)	(89,901)	(68,287)	(22,467)	(32,879)	(64,558)

Net investment income (loss)	21,023	38,678	1,582	(51,393)	28,976	(1,676)	11,039	(9,749)

Realized gain (loss) on investments	7,586	(102,076)	3	(423,833)	(8,769)	(220,298)	(244,132)	(86,910)
Change in unrealized gain (loss) on investments	(43,151)	(269,766)	(846)	(384,109)	(29,831)	(113,229)	(71,888)	(354,456)

Net gain (loss) on investments	(35,565)	(371,842)	(843)	(807,942)	(38,600)	(333,527)	(316,020)	(441,366)

Reinvested capital gains	2,043	-	-	2,229	-	3,717	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,499)	(333,164)	739	(857,106)	(9,624)	(331,486)	(304,981)	(451,115)

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	PVF	IDF	PUIGA	PBF	WRASCA	SCS	SE	SGR
Investment Activity:
Reinvested dividends	$-	105,973	197	11,525	-	-	-	-
Mortality and expense risk charges (note 2)	(2,703)	(49,685)	(56)	(9,301)	(8,846)	(33,070)	(844)	(10,718)

Net investment income (loss)	(2,703)	56,288	141	2,224	(8,846)	(33,070)	(844)	(10,718)

Realized gain (loss) on investments	8,278	196,442	(6)	(13,308)	84,180	1,871	107	38,982
Change in unrealized gain (loss) on investments	(55,414)	(440,181)	(833)	16,150	(194,711)	(200,155)	13,463	(4,382)

Net gain (loss) on investments	(47,136)	(243,739)	(839)	2,842	(110,531)	(198,284)	13,570	34,600

Reinvested capital gains	-	-	-	-	72,179	144,407	-	13,131

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,839)	(187,451)	(698)	5,066	(47,198)	(86,947)	12,726	37,013

	WFLCCI	STR	WFEVAD	WFMCGZ	ABBLI	EIG	CSLCBC	PRLVA
Investment Activity:
Reinvested dividends	$555	-	3,299	-	532	5,460	13,177	2,051
Mortality and expense risk charges (note 2)	(1,272)	(20,309)	(2,987)	(1,794)	(498)	(6,414)	(15,738)	(2,867)

Net investment income (loss)	(717)	(20,309)	312	(1,794)	34	(954)	(2,561)	(816)

Realized gain (loss) on investments	3,094	183,119	172	26,893	12,889	(84,883)	(362)	(145,613)
Change in unrealized gain (loss) on investments	(3,535)	(116,279)	23,994	(68,312)	(8,796)	28,209	(77,656)	240,702

Net gain (loss) on investments	(441)	66,840	24,166	(41,419)	4,093	(56,674)	(78,018)	95,089

Reinvested capital gains	-	-	-	11,217	-	-	20,256	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,158)	46,531	24,478	(31,996)	4,127	(57,628)	(60,323)	94,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

VKRES
Investment Activity:
Reinvested dividends	$3,040
Mortality and expense risk charges (note 2)	(4,299)

Net investment income (loss)	(1,259)

Realized gain (loss) on investments	398,756
Change in unrealized gain (loss) on investments	(304,809)

Net gain (loss) on investments	93,947

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,688

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		VKEIA		VKGIA		VKGA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$218,316	105,997	649	-	2,388	2,304	(10,031)	(9,464)
Realized gain (loss) on investments	(1,015,721)	(4,537,713)	(337)	-	(52,831)	(132,087)	30,058	(82,998)
Change in unrealized gain (loss) on investments	(9,512,337)	27,463,621	(7,012)	-	10,483	313,396	(166,934)	286,779
Reinvested capital gains	3,578,755	941,163	-	-	-	-	57,244	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,730,987)	23,973,068	(6,700)	-	(39,960)	183,613	(89,663)	194,317

Equity transactions:
Purchase payments received from contract owners (note 3)	11,488,576	12,867,600	577	-	64,949	91,505	11,471	50,824
Transfers between funds	-	-	101,853	-	(99,492)	(141,531)	50,825	64,444
Redemptions (note 3)	(34,450,113)	(37,471,593)	(2,749)	-	(309,264)	(510,846)	(104,852)	(313,744)
Annuity benefits	(280)	(9,425)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(201,796)	(218,482)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(66,493)	(87,400)	-	-	(973)	(2,574)	(370)	(1,691)
Adjustments to maintain reserves	(3,896)	(36,004)	(4)	-	(79)	234	(49)	253

Net equity transactions	(23,234,002)	(24,955,304)	99,677	-	(344,859)	(563,212)	(42,975)	(199,914)

Net change in contract owners’ equity	(29,964,989)	(982,236)	92,977	-	(384,819)	(379,599)	(132,638)	(5,597)
Contract owners’ equity beginning of period	225,817,512	226,799,748	-	-	1,738,936	2,118,535	892,283	897,880

Contract owners’ equity end of period	$195,852,523	225,817,512	92,977	-	1,354,117	1,738,936	759,645	892,283

CHANGES IN UNITS:
Beginning units	12,465,191	13,990,343	-	-	107,293	145,665	39,537	50,066
Units purchased	2,779,569	2,678,400	10,302	-	7,900	11,805	7,565	8,033
Units redeemed	(3,792,996)	(4,203,552)	(304)	-	(28,923)	(50,177)	(9,639)	(18,562)

Ending units	11,451,764	12,465,191	9,998	-	86,270	107,293	37,463	39,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PRSCA		ADGFIS		ADUES		TCIGA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,246)	(15,769)	15,073	37,519	(1,122)	-	(455)	(282)
Realized gain (loss) on investments	(159,732)	(344,174)	24,665	15,212	1,492	-	764	593
Change in unrealized gain (loss) on investments	60,098	769,337	(18,477)	(14,747)	100,488	-	(14,463)	11,496
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(114,880)	409,394	21,261	37,984	100,858	-	(14,154)	11,807

Equity transactions:
Purchase payments received from contract owners (note 3)	67,511	67,521	42,034	77,158	8,954	-	-	-
Transfers between funds	(108,572)	(81,220)	(65,647)	18,122	1,374,079	-	-	-
Redemptions (note 3)	(327,612)	(385,966)	(105,752)	(192,646)	(23,113)	-	(1,343)	(2,291)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,570)	(1,784)	(909)	(989)	(336)	-	-	-
Contingent deferred sales charges (note 2)	(60)	(1,477)	(4)	(18)	-	-	-	-
Adjustments to maintain reserves	(33)	(18)	(5)	1	(4)	-	(14)	(11)

Net equity transactions	(370,336)	(402,944)	(130,283)	(98,372)	1,359,580	-	(1,357)	(2,302)

Net change in contract owners’ equity	(485,216)	6,450	(109,022)	(60,388)	1,460,438	-	(15,511)	9,505
Contract owners’ equity beginning of period	1,843,302	1,836,852	884,615	945,003	-	-	109,871	100,366

Contract owners’ equity end of period	$1,358,086	1,843,302	775,593	884,615	1,460,438	-	94,360	109,871

CHANGES IN UNITS:
Beginning units	81,745	103,567	80,749	89,576	-	-	12,326	12,624
Units purchased	16,676	6,259	21,537	14,597	138,254	-	-	-
Units redeemed	(32,824)	(28,081)	(33,188)	(23,424)	(2,200)	-	(142)	(298)

Ending units	65,597	81,745	69,098	80,749	136,054	-	12,184	12,326

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TCIGR		TCG		ACIGA		IGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(497)	817	(48,536)	(51,513)	2,238	(219)	7,080	3,116
Realized gain (loss) on investments	43,110	34,237	209,226	5,706	(58,319)	(75,666)	(118,959)	(135,883)
Change in unrealized gain (loss) on investments	(134,431)	57,872	(474,120)	893,866	78,809	245,127	160,980	458,419
Reinvested capital gains	-	-	193,728	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,818)	92,926	(119,702)	848,059	22,728	169,242	49,101	325,652

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	249,939	203,667	63,847	48,021	133,803	196,621
Transfers between funds	(10,285)	(14,643)	(31,259)	(29,100)	(100,112)	(44,489)	(82,219)	(55,635)
Redemptions (note 3)	(115,380)	(97,454)	(557,048)	(500,872)	(97,876)	(119,691)	(397,636)	(503,943)
Annuity benefits	-	-	-	(9,164)	-	-	-	-
Contract maintenance charges (note 2)	(1,049)	(1,188)	(6,363)	(6,697)	-	-	(4,655)	(4,955)
Contingent deferred sales charges (note 2)	(7)	-	(538)	(718)	(123)	(432)	(143)	(608)
Adjustments to maintain reserves	(13)	(7)	(2,368)	(40,212)	(63)	(58)	(23)	37

Net equity transactions	(126,734)	(113,292)	(347,637)	(383,096)	(134,327)	(116,649)	(350,873)	(368,483)

Net change in contract owners’ equity	(218,552)	(20,366)	(467,339)	464,963	(111,599)	52,593	(301,772)	(42,831)
Contract owners’ equity beginning of period	812,813	833,179	5,990,131	5,525,168	1,536,531	1,483,938	2,843,369	2,886,200

Contract owners’ equity end of period	$594,261	812,813	5,522,792	5,990,131	1,424,932	1,536,531	2,541,597	2,843,369

CHANGES IN UNITS:
Beginning units	31,164	35,850	173,962	189,765	170,813	185,704	153,519	175,496
Units purchased	-	-	21,476	20,967	9,410	6,711	11,566	13,180
Units redeemed	(4,979)	(4,686)	(23,738)	(36,770)	(24,222)	(21,602)	(30,130)	(35,157)

Ending units	26,185	31,164	171,700	173,962	156,001	170,813	134,955	153,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	BSTG		TCUL		DWHYOI		DAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,709)	(5,297)	(81,386)	(66,137)	55,797	49,976	5,210	(1,696)
Realized gain (loss) on investments	16,904	22,888	(145,626)	(215,259)	47,417	82,179	17,753	(37,411)
Change in unrealized gain (loss) on investments	(15,585)	(3,970)	236,171	1,152,369	(102,254)	(44,600)	149,628	365,769
Reinvested capital gains	14,248	11,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,858	25,544	9,159	870,973	960	87,555	172,591	326,662

Equity transactions:
Purchase payments received from contract owners (note 3)	124,212	151,021	212,130	198,263	48,490	43,626	137,835	147,922
Transfers between funds	(29,001)	91,154	(20,357)	(58,660)	(56,965)	26,079	237,177	(86,527)
Redemptions (note 3)	(318,239)	(444,501)	(833,712)	(803,004)	(60,690)	(106,276)	(403,464)	(356,460)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,731)	(1,820)	(8,513)	(9,020)	(893)	(703)	(1,971)	(2,164)
Contingent deferred sales charges (note 2)	(626)	(48)	(623)	(927)	(5)	-	(1,417)	(1,425)
Adjustments to maintain reserves	15	46	(17)	(41)	14	31	(81)	(27)

Net equity transactions	(225,370)	(204,148)	(651,092)	(673,389)	(70,049)	(37,243)	(31,921)	(298,681)

Net change in contract owners’ equity	(219,512)	(178,604)	(641,933)	197,584	(69,089)	50,312	140,670	27,981
Contract owners’ equity beginning of period	2,342,931	2,521,535	6,649,134	6,451,550	743,548	693,236	2,647,383	2,619,402

Contract owners’ equity end of period	$2,123,419	2,342,931	6,007,201	6,649,134	674,459	743,548	2,788,053	2,647,383

CHANGES IN UNITS:
Beginning units	118,333	136,216	421,165	467,772	48,155	51,698	224,836	252,934
Units purchased	36,706	22,994	17,209	19,527	28,354	24,794	47,335	16,669
Units redeemed	(44,680)	(40,877)	(62,369)	(66,134)	(33,207)	(28,337)	(50,709)	(44,767)

Ending units	110,359	118,333	376,005	421,165	43,302	48,155	221,462	224,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DPBOZ		DSPI		DEL		DPITIA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$194	1,749	20,171	19,526	(106)	(102)	24,745	39,523
Realized gain (loss) on investments	(49,541)	(68,016)	159,867	182,805	(8,243)	(150)	20,372	16,239
Change in unrealized gain (loss) on investments	29,302	173,596	(188,251)	744,964	6,525	2,487	42,132	61,280
Reinvested capital gains	-	-	57,477	208,695	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,045)	107,329	49,264	1,155,990	(1,824)	2,235	87,249	117,042

Equity transactions:
Purchase payments received from contract owners (note 3)	38,317	58,823	521,750	670,094	25	9	69,002	93,691
Transfers between funds	(64,598)	(64,724)	(242,092)	(243,348)	(7,543)	-	71,785	95,977
Redemptions (note 3)	(189,225)	(144,245)	(1,024,507)	(1,111,428)	(1,054)	-	(230,731)	(347,163)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(911)	(965)	(14,371)	(15,330)	-	-	(1,806)	(1,998)
Contingent deferred sales charges (note 2)	(47)	(232)	(877)	(1,125)	-	-	(495)	(1,277)
Adjustments to maintain reserves	(12)	(27)	-	(165)	(13)	6	99	(34)

Net equity transactions	(216,476)	(151,370)	(760,097)	(701,302)	(8,585)	15	(92,146)	(160,804)

Net change in contract owners’ equity	(236,521)	(44,041)	(710,833)	454,688	(10,409)	2,250	(4,897)	(43,762)
Contract owners’ equity beginning of period	997,784	1,041,825	9,864,563	9,409,875	10,409	8,159	1,544,674	1,588,436

Contract owners’ equity end of period	$761,263	997,784	9,153,730	9,864,563	-	10,409	1,539,777	1,544,674

CHANGES IN UNITS:
Beginning units	93,691	109,528	333,365	359,565	1,007	1,006	134,162	148,448
Units purchased	3,693	10,233	36,435	29,718	2	1	15,208	17,557
Units redeemed	(23,668)	(26,070)	(61,486)	(55,918)	(1,009)	-	(23,105)	(31,843)

Ending units	73,716	93,691	308,314	333,365	-	1,007	126,265	134,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DROSC		DTC		FBDF		FEQIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4)	-	(3,635)	(4,195)	72,297	91,594	1,606	1,552
Realized gain (loss) on investments	-	-	42,666	29,728	24,707	13,062	(3,066)	(2,644)
Change in unrealized gain (loss) on investments	336	-	(39,140)	48,494	(15,656)	66,832	7,195	11,454
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	332	-	(109)	74,027	81,348	171,488	5,735	10,362

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	15,328	17,634	113,828	113,951	6,829	6,098
Transfers between funds	7,543	-	3,579	33,009	(236)	246,276	(2,117)	-
Redemptions (note 3)	-	-	(123,992)	(104,611)	(484,484)	(346,964)	(10,768)	(8,789)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(735)	(818)	(1,900)	(1,875)	-	-
Contingent deferred sales charges (note 2)	-	-	(61)	(117)	(398)	(455)	-	-
Adjustments to maintain reserves	(2)	-	(37)	50	(38)	(9)	1	(17)

Net equity transactions	7,541	-	(105,918)	(54,853)	(373,228)	10,924	(6,055)	(2,708)

Net change in contract owners’ equity	7,873	-	(106,027)	19,174	(291,880)	182,412	(320)	7,654
Contract owners’ equity beginning of period	-	-	637,482	618,308	2,029,593	1,847,181	112,991	105,337

Contract owners’ equity end of period	$7,873	-	531,455	637,482	1,737,713	2,029,593	112,671	112,991

CHANGES IN UNITS:
Beginning units	-	-	39,481	44,065	103,684	103,439	12,695	12,993
Units purchased	735	-	1,270	8,272	17,543	21,128	752	761
Units redeemed	-	-	(8,974)	(12,856)	(36,482)	(20,883)	(1,482)	(1,059)

Ending units	735	-	31,777	39,481	84,745	103,684	11,965	12,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FHYT		FIIF		FABA		FAB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$159,836	186,629	24,475	28,733	676	1,388	216	1,284
Realized gain (loss) on investments	91,683	553,314	19,591	5,032	(4,023)	(9,455)	(5,300)	(33,284)
Change in unrealized gain (loss) on investments	(233,710)	(341,819)	(35,985)	15,444	4,043	39,651	4,571	146,685
Reinvested capital gains	-	-	7,128	-	-	193	-	718

Net increase (decrease) in contract owners’ equity resulting from operations	17,809	398,124	15,209	49,209	696	31,777	(513)	115,403

Equity transactions:
Purchase payments received from contract owners (note 3)	186,286	152,835	13,962	49,031	6,725	5,364	26,667	70,249
Transfers between funds	(144,694)	(1,729,641)	(58,036)	64,272	(15,136)	4,722	(48,987)	439
Redemptions (note 3)	(915,237)	(674,029)	(185,196)	(161,807)	(59,794)	(70,812)	(41,411)	(182,499)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,309)	(1,457)	-	-	-	-	(1,064)	(1,349)
Contingent deferred sales charges (note 2)	(329)	(1,050)	(1,427)	(75)	(269)	(140)	(38)	(670)
Adjustments to maintain reserves	(131)	132	(54)	34	(37)	(23)	(23)	14

Net equity transactions	(875,414)	(2,253,210)	(230,751)	(48,545)	(68,511)	(60,889)	(64,856)	(113,816)

Net change in contract owners’ equity	(857,605)	(1,855,086)	(215,542)	664	(67,815)	(29,112)	(65,369)	1,587
Contract owners’ equity beginning of period	3,183,303	5,038,389	863,714	863,050	270,598	299,710	1,087,007	1,085,420

Contract owners’ equity end of period	$2,325,698	3,183,303	648,172	863,714	202,783	270,598	1,021,638	1,087,007

CHANGES IN UNITS:
Beginning units	190,156	343,037	56,098	59,189	23,021	28,453	63,448	70,667
Units purchased	70,790	98,641	8,149	16,055	555	982	1,830	7,349
Units redeemed	(123,151)	(251,522)	(22,724)	(19,146)	(6,365)	(6,414)	(5,581)	(14,568)

Ending units	137,795	190,156	41,523	56,098	17,211	23,021	59,697	63,448

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FAEGA		FAEIA		FAEI		FAGOA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,938)	(8,889)	16,567	2,649	8,089	(3,115)	(4,984)	(4,423)
Realized gain (loss) on investments	(257)	(12,345)	(126,526)	(210,011)	(72,981)	(110,035)	(10,891)	(23,946)
Change in unrealized gain (loss) on investments	2,833	164,070	101,308	457,698	52,092	311,679	18,589	101,368
Reinvested capital gains	1,355	750	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,007)	143,586	(8,651)	250,336	(12,800)	198,529	2,714	72,999

Equity transactions:
Purchase payments received from contract owners (note 3)	48,762	71,221	108,298	126,447	100,728	148,044	14,917	24,640
Transfers between funds	(35,521)	(61,793)	(62,966)	(55,867)	(28,773)	(126,342)	(13,784)	(15,398)
Redemptions (note 3)	(70,990)	(148,060)	(406,515)	(576,352)	(248,053)	(250,034)	(52,761)	(29,511)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2,911)	(3,060)	-	-
Contingent deferred sales charges (note 2)	(610)	(648)	(938)	(1,407)	(307)	139	(192)	(171)
Adjustments to maintain reserves	(16)	(46)	(36)	(72)	(30)	121	(24)	(75)

Net equity transactions	(58,375)	(139,326)	(362,157)	(507,251)	(179,346)	(231,132)	(51,844)	(20,515)

Net change in contract owners’ equity	(63,382)	4,260	(370,808)	(256,915)	(192,146)	(32,603)	(49,130)	52,484
Contract owners’ equity beginning of period	734,881	730,621	2,267,212	2,524,127	1,827,597	1,860,200	398,386	345,902

Contract owners’ equity end of period	$671,499	734,881	1,896,404	2,267,212	1,635,451	1,827,597	349,256	398,386

CHANGES IN UNITS:
Beginning units	103,042	124,740	178,554	222,198	91,181	103,627	51,072	54,119
Units purchased	8,725	11,931	12,502	14,024	9,312	9,294	5,959	6,454
Units redeemed	(16,295)	(33,629)	(40,145)	(57,668)	(18,001)	(21,740)	(12,447)	(9,501)

Ending units	95,472	103,042	150,911	178,554	82,492	91,181	44,584	51,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FAGO		FAHY		FAOA		FAM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,758)	(22,288)	32,335	38,514	23	(3)	7,966	8,044
Realized gain (loss) on investments	50,611	4,953	(9,465)	(7,001)	(7)	16	(8,535)	(16,461)
Change in unrealized gain (loss) on investments	(14,582)	360,137	(32,621)	74,733	(1,414)	868	(34,358)	195,090
Reinvested capital gains	-	-	-	-	-	18	2,534	2,693

Net increase (decrease) in contract owners’ equity resulting from operations	11,271	342,802	(9,751)	106,246	(1,398)	899	(32,393)	189,366

Equity transactions:
Purchase payments received from contract owners (note 3)	155,126	124,312	55	72	-	-	99,692	70,336
Transfers between funds	74,391	(53,899)	18	(31,923)	-	-	52,802	17,618
Redemptions (note 3)	(367,847)	(241,524)	(90,822)	(97,647)	-	(1,718)	(249,093)	(188,991)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,874)	(3,735)	(1,011)	(1,087)	-	-	(2,876)	(2,859)
Contingent deferred sales charges (note 2)	(147)	(948)	-	(10)	-	-	(269)	(32)
Adjustments to maintain reserves	(25)	(12)	34	83	(10)	(7)	1	(6)

Net equity transactions	(142,376)	(175,806)	(91,726)	(130,512)	(10)	(1,725)	(99,743)	(103,934)

Net change in contract owners’ equity	(131,105)	166,996	(101,477)	(24,266)	(1,408)	(826)	(132,136)	85,432
Contract owners’ equity beginning of period	1,906,065	1,739,069	702,816	727,082	7,495	8,321	1,739,186	1,653,754

Contract owners’ equity end of period	$1,774,960	1,906,065	601,339	702,816	6,087	7,495	1,607,050	1,739,186

CHANGES IN UNITS:
Beginning units	137,050	152,316	29,851	36,159	678	847	71,921	76,622
Units purchased	20,989	15,774	6	1,956	-	-	9,219	4,267
Units redeemed	(30,954)	(31,040)	(4,091)	(8,264)	-	(169)	(13,372)	(8,968)

Ending units	127,085	137,050	25,766	29,851	678	678	67,768	71,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FRBSI		TFF		TMSF		FSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(16,287)	8,306	12,112	7,940	37,601	81,453	(12,951)	(13,217)
Realized gain (loss) on investments	(313,642)	(340,729)	(339,729)	(370,974)	(209,951)	(236,967)	(3,571)	(68,815)
Change in unrealized gain (loss) on investments	(82,866)	615,367	157,507	464,280	46,372	656,698	(92,703)	344,069
Reinvested capital gains	236,422	203,634	-	-	-	-	46,486	-

Net increase (decrease) in contract owners’ equity resulting from operations	(176,373)	486,578	(170,110)	101,246	(125,978)	501,184	(62,739)	262,037

Equity transactions:
Purchase payments received from contract owners (note 3)	120,893	134,605	-	-	296,455	335,168	23,398	46,846
Transfers between funds	(112,653)	(214,803)	(101,902)	(47,003)	(211,602)	32,557	18,536	(31,102)
Redemptions (note 3)	(461,010)	(509,761)	(280,051)	(297,232)	(952,047)	(1,018,984)	(147,352)	(241,268)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,811)	(2,090)	(3,323)	(3,723)	-	-
Contingent deferred sales charges (note 2)	(1,114)	(3,081)	(77)	(238)	(1,667)	(4,723)	(34)	(215)
Adjustments to maintain reserves	(62)	(40)	(11)	36	(36)	(122)	(59)	(44)

Net equity transactions	(453,946)	(593,080)	(383,852)	(346,527)	(872,220)	(659,827)	(105,511)	(225,783)

Net change in contract owners’ equity	(630,319)	(106,502)	(553,962)	(245,281)	(998,198)	(158,643)	(168,250)	36,254
Contract owners’ equity beginning of period	2,673,167	2,779,669	1,633,935	1,879,216	5,359,725	5,518,368	1,170,673	1,134,419

Contract owners’ equity end of period	$2,042,848	2,673,167	1,079,973	1,633,935	4,361,527	5,359,725	1,002,423	1,170,673

CHANGES IN UNITS:
Beginning units	131,609	164,620	71,757	88,536	326,468	370,806	126,663	155,606
Units purchased	10,240	9,613	-	-	26,797	38,282	10,503	6,514
Units redeemed	(32,803)	(42,624)	(17,076)	(16,779)	(79,690)	(82,620)	(21,632)	(35,457)

Ending units	109,046	131,609	54,681	71,757	273,575	326,468	115,534	126,663

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AREA		ASCGI		JBS		JF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,448)	-	(4,933)	(4,105)	8,901	9,767	(33,126)	(43,081)
Realized gain (loss) on investments	(4,575)	-	(7,093)	(33,944)	49,987	62,592	106,987	20,363
Change in unrealized gain (loss) on investments	18,142	-	17,820	118,774	(83,949)	(36,786)	(334,474)	398,609
Reinvested capital gains	-	-	10,555	-	19,862	34,332	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,119	-	16,349	80,725	(5,199)	69,905	(260,613)	375,891

Equity transactions:
Purchase payments received from contract owners (note 3)	15,846	-	8,665	9,011	43,694	14,754	141,881	152,566
Transfers between funds	1,193,414	-	253,730	(40,484)	243,174	196,665	(105,058)	(171,727)
Redemptions (note 3)	(43,241)	-	(47,225)	(96,041)	(213,071)	(323,063)	(588,570)	(566,470)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(6,106)	(6,746)
Contingent deferred sales charges (note 2)	(207)	-	(249)	(93)	(1,527)	(1,112)	(313)	(344)
Adjustments to maintain reserves	(11)	-	(43)	(14)	(61)	(185)	(36)	22

Net equity transactions	1,165,801	-	214,878	(127,621)	72,209	(112,941)	(558,202)	(592,699)

Net change in contract owners’ equity	1,176,920	-	231,227	(46,896)	67,010	(43,036)	(818,815)	(216,808)
Contract owners’ equity beginning of period	-	-	354,081	400,977	1,139,235	1,182,271	4,160,420	4,377,228

Contract owners’ equity end of period	$1,176,920	-	585,308	354,081	1,206,245	1,139,235	3,341,605	4,160,420

CHANGES IN UNITS:
Beginning units	-	-	31,371	44,299	92,967	102,509	264,736	315,151
Units purchased	130,248	-	29,214	4,332	32,036	31,058	8,507	10,685
Units redeemed	(9,631)	-	(7,747)	(17,260)	(26,543)	(40,600)	(47,226)	(61,100)

Ending units	120,617	-	52,838	31,371	98,460	92,967	226,017	264,736

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JOS		JTF		JWF		JWS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,660)	(4,272)	(176,639)	(169,298)	(15,099)	(20,300)	(2,102)	(2,941)
Realized gain (loss) on investments	5,881	18,401	811,041	567,446	(53,936)	(122,354)	9,394	11,620
Change in unrealized gain (loss) on investments	(214,970)	47,553	(3,910,699)	442,246	(261,464)	459,516	(43,680)	28,565
Reinvested capital gains	25,511	-	1,927,831	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(189,238)	61,682	(1,348,466)	840,394	(330,499)	316,862	(36,388)	37,244

Equity transactions:
Purchase payments received from contract owners (note 3)	15,553	7,600	430,157	643,667	145	-	-	-
Transfers between funds	107,613	310,172	(686,662)	(216,119)	(16,700)	(22,676)	(895)	(10,595)
Redemptions (note 3)	(100,445)	(65,228)	(1,848,675)	(2,402,875)	(322,584)	(364,262)	(32,571)	(39,151)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(20,315)	(23,419)	(4,423)	(4,974)	-	-
Contingent deferred sales charges (note 2)	(65)	(109)	(735)	(613)	(17)	(15)	(17)	(20)
Adjustments to maintain reserves	(5)	(142)	(98)	2,514	(11)	47	(60)	(393)

Net equity transactions	22,651	252,293	(2,126,328)	(1,996,845)	(343,590)	(391,880)	(33,543)	(50,159)

Net change in contract owners’ equity	(166,587)	313,975	(3,474,794)	(1,156,451)	(674,089)	(75,018)	(69,931)	(12,915)
Contract owners’ equity beginning of period	490,290	176,315	16,144,328	17,300,779	2,468,371	2,543,389	261,201	274,116

Contract owners’ equity end of period	$323,703	490,290	12,669,534	16,144,328	1,794,282	2,468,371	191,270	261,201

CHANGES IN UNITS:
Beginning units	32,990	13,953	554,286	631,933	159,288	186,615	18,742	22,694
Units purchased	13,832	29,727	16,757	45,301	22	-	126	123
Units redeemed	(13,959)	(10,690)	(104,862)	(122,948)	(22,567)	(27,327)	(2,702)	(4,075)

Ending units	32,863	32,990	466,181	554,286	136,743	159,288	16,166	18,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	LSC		MSI		NBF		NBIXA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(29,869)	(26,679)	48,386	42,074	34,884	37,382	6,140	9,001
Realized gain (loss) on investments	(44,613)	(124,204)	(2,210)	(5,253)	15,761	6,412	404	25,712
Change in unrealized gain (loss) on investments	(393,633)	569,082	(8,396)	48,302	(9,218)	28,043	12,842	(11,817)
Reinvested capital gains	201,878	-	-	-	31,996	22,404	3,068	-

Net increase (decrease) in contract owners’ equity resulting from operations	(266,237)	418,199	37,780	85,123	73,423	94,241	22,454	22,896

Equity transactions:
Purchase payments received from contract owners (note 3)	261,518	229,983	78,083	48,761	71,803	66,016	18,027	22,601
Transfers between funds	(96,218)	148,277	172,087	89,192	(28,571)	79,820	4,600	79,739
Redemptions (note 3)	(267,792)	(376,417)	(108,215)	(110,173)	(149,576)	(212,994)	(30,762)	(80,647)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,708)	(2,627)	(963)	(843)	(1,607)	(1,711)	-	-
Contingent deferred sales charges (note 2)	(681)	(2,086)	(78)	-	(92)	(16)	(113)	(107)
Adjustments to maintain reserves	39	(81)	(26)	53	(38)	79	(19)	13

Net equity transactions	(105,842)	(2,951)	140,888	26,990	(108,081)	(68,806)	(8,267)	21,599

Net change in contract owners’ equity	(372,079)	415,248	178,668	112,113	(34,658)	25,435	14,187	44,495
Contract owners’ equity beginning of period	2,383,031	1,967,783	1,150,745	1,038,632	1,458,334	1,432,899	384,194	339,699

Contract owners’ equity end of period	$2,010,952	2,383,031	1,329,413	1,150,745	1,423,676	1,458,334	398,381	384,194

CHANGES IN UNITS:
Beginning units	104,955	105,658	70,649	69,165	27,488	31,453	25,410	23,438
Units purchased	28,198	23,200	20,816	11,577	3,293	3,431	2,595	39,903
Units redeemed	(33,423)	(23,903)	(12,205)	(10,093)	(4,868)	(7,396)	(3,031)	(37,931)

Ending units	99,730	104,955	79,260	70,649	25,913	27,488	24,974	25,410

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NFA		NF		NGBF		NGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,947)	-	(4,563)	(15,420)	52,625	73,673	(5,280)	(4,680)
Realized gain (loss) on investments	(5,644)	-	(143,330)	(772,401)	(28,562)	161,210	24,186	5,117
Change in unrealized gain (loss) on investments	(69,340)	-	123,887	1,095,770	78,178	(188,954)	(30,533)	75,225
Reinvested capital gains	-	-	-	-	92,045	141,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,931)	-	(24,006)	307,949	194,286	187,067	(11,627)	75,662

Equity transactions:
Purchase payments received from contract owners (note 3)	(25)	-	155,598	155,086	176,720	383,053	48	-
Transfers between funds	1,359,809	-	(98,555)	(99,390)	(99,941)	300,413	(1,830)	(351)
Redemptions (note 3)	(117,870)	-	(275,382)	(276,545)	(483,635)	(1,277,165)	(65,543)	(16,971)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(644)	-	(3,981)	(4,495)	(2,930)	(3,354)	(809)	(960)
Contingent deferred sales charges (note 2)	(981)	-	(423)	(111)	(1,188)	(428)	(4)	-
Adjustments to maintain reserves	(34)	-	111	(170)	75	331	(16)	(44)

Net equity transactions	1,240,255	-	(222,632)	(225,625)	(410,899)	(597,150)	(68,154)	(18,326)

Net change in contract owners’ equity	1,163,324	-	(246,638)	82,324	(216,613)	(410,083)	(79,781)	57,336
Contract owners’ equity beginning of period	-	-	2,789,416	2,707,092	3,770,750	4,180,833	444,748	387,412

Contract owners’ equity end of period	$1,163,324	-	2,542,778	2,789,416	3,554,137	3,770,750	364,967	444,748

CHANGES IN UNITS:
Beginning units	-	-	46,193	51,653	212,672	244,555	12,752	13,029
Units purchased	149,070	-	5,291	128,902	56,865	144,279	1	-
Units redeemed	(25,586)	-	(5,286)	(134,362)	(82,400)	(176,162)	(1,136)	(277)

Ending units	123,484	-	46,198	46,193	187,137	212,672	11,617	12,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NIIXA		IDAS		IDCS		IDMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$127	173	1,745	3,375	7,620	13,280	20,346	27,910
Realized gain (loss) on investments	(1,426)	(122)	(68,376)	(103,315)	44,231	(1,771)	(54,051)	(131,252)
Change in unrealized gain (loss) on investments	(1,143)	867	(4,137)	284,399	(35,858)	76,421	(59,414)	559,389
Reinvested capital gains	1	-	2,845	-	7,292	-	28,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,441)	918	(67,923)	184,459	23,285	87,930	(64,965)	456,047

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	129,013	166,970	16,274	78,595	234,726	297,639
Transfers between funds	-	-	(183,448)	(37,862)	(124,212)	(448,269)	(124,629)	(114,600)
Redemptions (note 3)	(7,785)	(1,343)	(142,014)	(321,371)	(473,073)	(713,773)	(518,227)	(715,861)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(587)	(3,428)	(24)	(2,371)	(2,199)	(7,559)
Adjustments to maintain reserves	(3)	(14)	(30)	(110)	(29)	260	(83)	(13)

Net equity transactions	(7,788)	(1,357)	(197,066)	(195,801)	(581,064)	(1,085,558)	(410,412)	(540,394)

Net change in contract owners’ equity	(10,229)	(439)	(264,989)	(11,342)	(557,779)	(997,628)	(475,377)	(84,347)
Contract owners’ equity beginning of period	16,387	16,826	1,635,176	1,646,518	1,642,995	2,640,623	5,299,735	5,384,082

Contract owners’ equity end of period	$6,158	16,387	1,370,187	1,635,176	1,085,216	1,642,995	4,824,358	5,299,735

CHANGES IN UNITS:
Beginning units	1,477	1,611	146,892	166,944	127,050	212,475	434,421	481,308
Units purchased	-	-	13,955	16,851	4,934	22,374	21,186	39,088
Units redeemed	(829)	(134)	(30,578)	(36,903)	(49,005)	(107,799)	(54,708)	(85,975)

Ending units	648	1,477	130,269	146,892	82,979	127,050	400,899	434,421

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	IDMAS		IDMCS		NMCIXA		MMF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,049	18,402	7,559	11,078	(6,051)	(3,771)	(115,057)	(121,306)
Realized gain (loss) on investments	(68,329)	(93,556)	(18,965)	(28,575)	(8,435)	(36,191)	-	-
Change in unrealized gain (loss) on investments	(79,545)	511,029	8,352	124,251	(81,613)	241,970	-	-
Reinvested capital gains	24,267	-	13,924	-	66,197	9,610	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(112,558)	435,875	10,870	106,754	(29,902)	211,618	(115,057)	(121,306)

Equity transactions:
Purchase payments received from contract owners (note 3)	300,382	376,468	76,298	81,440	36,993	64,667	822,406	929,431
Transfers between funds	(234,625)	(23,479)	(90,261)	63,666	(25,189)	(41,950)	1,819,899	390,033
Redemptions (note 3)	(519,040)	(584,977)	(162,150)	(252,930)	(120,403)	(159,453)	(2,946,328)	(1,904,055)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11,147)	(12,282)
Contingent deferred sales charges (note 2)	(5,540)	(4,268)	(462)	(3,174)	(915)	(1,339)	(4,534)	(980)
Adjustments to maintain reserves	(30)	(96)	(27)	118	(90)	(27)	10	(58)

Net equity transactions	(458,853)	(236,352)	(176,602)	(110,880)	(109,604)	(138,102)	(319,694)	(597,911)

Net change in contract owners’ equity	(571,411)	199,523	(165,732)	(4,126)	(139,506)	73,516	(434,751)	(719,217)
Contract owners’ equity beginning of period	4,193,939	3,994,416	1,524,417	1,528,543	1,011,201	937,685	8,886,266	9,605,483

Contract owners’ equity end of period	$3,622,528	4,193,939	1,358,685	1,524,417	871,695	1,011,201	8,451,515	8,886,266

CHANGES IN UNITS:
Beginning units	356,351	378,369	119,444	127,996	63,048	72,630	364,267	388,450
Units purchased	28,140	41,863	9,794	18,120	6,384	7,489	252,979	156,034
Units redeemed	(65,458)	(63,881)	(23,358)	(26,672)	(12,713)	(17,071)	(266,109)	(180,217)

Ending units	319,033	356,351	105,880	119,444	56,719	63,048	351,137	364,267

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MMFR		NGFA		GVIDA		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(49,408)	(55,843)	(6,063)	(5,113)	6,533	4,616	2,835	2,747
Realized gain (loss) on investments	-	-	22,969	1,563	(17,116)	(248,933)	7,312	15,044
Change in unrealized gain (loss) on investments	-	-	(30,646)	79,485	(47,553)	421,529	(8,856)	(6,267)
Reinvested capital gains	-	-	-	-	-	-	1,026	482

Net increase (decrease) in contract owners’ equity resulting from operations	(49,408)	(55,843)	(13,740)	75,935	(58,136)	177,212	2,317	12,006

Equity transactions:
Purchase payments received from contract owners (note 3)	377,083	221,506	49,225	37,759	198,026	312,112	22,818	44,034
Transfers between funds	1,181,190	362,744	(30,058)	32,509	(110,260)	(183,437)	112,389	33,058
Redemptions (note 3)	(1,832,677)	(1,445,729)	(78,226)	(40,348)	(411,922)	(211,539)	(33,415)	(177,732)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(568)	(564)	(3,395)	(3,641)	(708)	(591)
Contingent deferred sales charges (note 2)	(9,343)	(2,056)	(1,018)	(29)	(49)	(405)	(97)	(5)
Adjustments to maintain reserves	(61)	(76)	(9)	(63)	(14)	(89)	(3)	(13)

Net equity transactions	(283,808)	(863,611)	(60,654)	29,264	(327,614)	(86,999)	100,984	(101,249)

Net change in contract owners’ equity	(333,216)	(919,454)	(74,394)	105,199	(385,750)	90,213	103,301	(89,243)
Contract owners’ equity beginning of period	4,484,839	5,404,293	491,695	386,496	1,525,879	1,435,666	217,106	306,349

Contract owners’ equity end of period	$4,151,623	4,484,839	417,301	491,695	1,140,129	1,525,879	320,407	217,106

CHANGES IN UNITS:
Beginning units	404,615	481,353	37,104	34,957	120,224	127,979	18,103	26,698
Units purchased	195,766	106,341	4,929	6,478	27,986	34,289	27,419	7,561
Units redeemed	(221,252)	(183,079)	(9,521)	(4,331)	(53,474)	(42,044)	(19,225)	(16,156)

Ending units	379,129	404,615	32,512	37,104	94,736	120,224	26,297	18,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		NVMIG6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,353	11,898	20,149	11,798	7,573	4,406	23	(176)
Realized gain (loss) on investments	(98,264)	(39,186)	(86,507)	(135,171)	11,972	(4,274)	3,176	6,561
Change in unrealized gain (loss) on investments	37,965	221,207	(32,782)	381,084	(15,441)	43,595	(15,790)	(3,274)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,946)	193,919	(99,140)	257,711	4,104	43,727	(12,591)	3,111

Equity transactions:
Purchase payments received from contract owners (note 3)	584,758	378,200	446,979	399,962	117,329	69,572	18,012	10,446
Transfers between funds	(75,903)	149,269	(26,486)	231,947	(2,354)	197,805	24,732	33,211
Redemptions (note 3)	(425,141)	(151,165)	(264,444)	(379,421)	(34,874)	(80,764)	(6,453)	(7,303)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,827)	(4,495)	(5,475)	(5,776)	(1,341)	(1,076)	(109)	(56)
Contingent deferred sales charges (note 2)	(928)	(177)	(285)	(796)	-	(21)	(106)	(103)
Adjustments to maintain reserves	(19)	(60)	(34)	(187)	(8)	(4)	(4)	(28)

Net equity transactions	77,940	371,572	150,255	245,729	78,752	185,512	36,072	36,167

Net change in contract owners’ equity	37,994	565,491	51,115	503,440	82,856	229,239	23,481	39,278
Contract owners’ equity beginning of period	2,302,891	1,737,400	2,686,238	2,182,798	719,009	489,770	81,599	42,321

Contract owners’ equity end of period	$2,340,885	2,302,891	2,737,353	2,686,238	801,865	719,009	105,080	81,599

CHANGES IN UNITS:
Beginning units	183,117	151,279	210,735	190,707	58,117	42,401	8,906	5,179
Units purchased	78,272	49,180	39,770	62,076	12,819	22,836	8,380	11,466
Units redeemed	(72,470)	(17,342)	(28,210)	(42,048)	(6,597)	(7,120)	(4,435)	(7,739)

Ending units	188,919	183,117	222,295	210,735	64,339	58,117	12,851	8,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NIXR		NSCIXA		NVTIV3		NBGST
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,510	5,227	(4,090)	(2,012)	1,607	436	(29,651)	(124,202)
Realized gain (loss) on investments	(80,156)	(134,545)	(12,986)	(38,787)	(15,205)	3,914	(23,508)	(269,408)
Change in unrealized gain (loss) on investments	76,608	426,763	(36,584)	193,154	(9,087)	(9,552)	174,857	2,175,443
Reinvested capital gains	15,488	-	18,611	-	134	8,194	201,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,450	297,445	(35,049)	152,355	(22,551)	2,992	322,790	1,781,833

Equity transactions:
Purchase payments received from contract owners (note 3)	154,437	150,287	35,659	69,608	26,759	20,483	316,494	381,004
Transfers between funds	(171,115)	76,867	(64,059)	(17,863)	38,056	6,342	(26,544)	(558,523)
Redemptions (note 3)	(341,525)	(196,026)	(118,460)	(127,369)	(36,259)	(18,781)	(1,594,126)	(1,828,713)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,463)	(1,474)	-	-	(182)	(166)	(5,531)	(6,105)
Contingent deferred sales charges (note 2)	(810)	(1,225)	(1,192)	(932)	-	-	(1,725)	(4,133)
Adjustments to maintain reserves	(53)	2	(44)	40	(11)	(31)	(63)	341

Net equity transactions	(360,529)	28,431	(148,096)	(76,516)	28,363	7,847	(1,311,495)	(2,016,129)

Net change in contract owners’ equity	(344,079)	325,876	(183,145)	75,839	5,812	10,839	(988,705)	(234,296)
Contract owners’ equity beginning of period	2,633,472	2,307,596	735,314	659,475	64,230	53,391	10,053,937	10,288,233

Contract owners’ equity end of period	$2,289,393	2,633,472	552,169	735,314	70,042	64,230	9,065,232	10,053,937

CHANGES IN UNITS:
Beginning units	287,834	286,683	50,675	56,625	4,737	4,132	351,590	431,654
Units purchased	27,128	43,701	2,852	8,010	6,146	3,496	44,250	31,622
Units redeemed	(64,370)	(42,550)	(13,060)	(13,960)	(4,907)	(2,891)	(88,577)	(111,686)

Ending units	250,592	287,834	40,467	50,675	5,976	4,737	307,263	351,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NBGF		NBGT		PF		NBPT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,793)	(14,001)	(546)	(1,183)	(29,199)	(40,648)	(2,205)	(2,853)
Realized gain (loss) on investments	25,271	3,815	(429)	(1,751)	(19,368)	(13,079)	(759)	(6,704)
Change in unrealized gain (loss) on investments	(73,973)	254,740	(5,697)	27,448	(329,404)	504,365	(24,681)	43,751
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,495)	244,554	(6,672)	24,514	(377,971)	450,638	(27,645)	34,194

Equity transactions:
Purchase payments received from contract owners (note 3)	41,024	32,485	1,143	383	182,937	230,307	6,557	11,404
Transfers between funds	7,970	(23,113)	6,474	(326)	(322,391)	50,011	(35,434)	(2,872)
Redemptions (note 3)	(174,574)	(180,063)	(4,016)	(8,294)	(464,215)	(518,154)	(16,270)	(19,829)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,897)	(2,111)	-	-	(4,032)	(4,663)	-	-
Contingent deferred sales charges (note 2)	(1)	(5)	-	-	(12)	(112)	(7)	(485)
Adjustments to maintain reserves	(21)	(18)	(19)	(24)	(31)	(79)	(49)	5

Net equity transactions	(127,499)	(172,825)	3,582	(8,261)	(607,744)	(242,690)	(45,203)	(11,777)

Net change in contract owners’ equity	(185,994)	71,729	(3,090)	16,253	(985,715)	207,948	(72,848)	22,417
Contract owners’ equity beginning of period	1,588,094	1,516,365	160,899	144,646	3,720,403	3,512,455	283,156	260,739

Contract owners’ equity end of period	$1,402,100	1,588,094	157,809	160,899	2,734,688	3,720,403	210,308	283,156

CHANGES IN UNITS:
Beginning units	69,743	78,552	13,494	14,316	107,237	115,319	21,075	22,103
Units purchased	2,981	1,938	1,621	61	8,055	18,779	493	1,446
Units redeemed	(8,453)	(10,747)	(1,330)	(883)	(25,291)	(26,861)	(3,693)	(2,474)

Ending units	64,271	69,743	13,785	13,494	90,001	107,237	17,875	21,075

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NLMB		NBSRT		OCHI		OCAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,297	14,587	(7,201)	(10,741)	53,508	17,107	(12,555)	(15,446)
Realized gain (loss) on investments	(19,981)	(13,530)	(21,639)	(55,176)	(93,698)	4,915	(4,732)	(38,457)
Change in unrealized gain (loss) on investments	5,778	32,135	(25,133)	291,061	(57,937)	(4,898)	(13,898)	147,259
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,906)	33,192	(53,973)	225,144	(98,127)	17,124	(31,185)	93,356

Equity transactions:
Purchase payments received from contract owners (note 3)	23,844	39,873	73,684	87,250	69,556	18,207	37,293	51,770
Transfers between funds	66,116	46,474	46,202	172,651	632,345	(19,741)	(22,557)	(5,970)
Redemptions (note 3)	(140,900)	(94,378)	(195,911)	(273,388)	(254,938)	(26,523)	(249,311)	(239,087)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(732)	(812)	(326)	(328)	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	(3)	(238)	(975)	(228)	(6)	(940)	(644)
Adjustments to maintain reserves	(5)	19	7	(1,369)	241	701	(41)	(36)

Net equity transactions	(51,684)	(8,827)	(76,582)	(16,159)	446,976	(27,362)	(235,556)	(193,967)

Net change in contract owners’ equity	(55,590)	24,365	(130,555)	208,985	348,849	(10,238)	(266,741)	(100,611)
Contract owners’ equity beginning of period	747,087	722,722	1,236,454	1,027,469	61,231	71,469	1,384,023	1,484,634

Contract owners’ equity end of period	$691,497	747,087	1,105,899	1,236,454	410,080	61,231	1,117,282	1,384,023

CHANGES IN UNITS:
Beginning units	50,426	51,020	91,353	91,835	16,640	21,838	177,028	204,982
Units purchased	6,227	6,324	13,575	30,318	298,258	243,335	9,709	17,461
Units redeemed	(9,704)	(6,918)	(19,535)	(30,800)	(202,400)	(248,533)	(39,731)	(45,415)

Ending units	46,949	50,426	85,393	91,353	112,498	16,640	147,006	177,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OGF		OSI		PMTRA		ACVI4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,321	(23,174)	73,082	73,805	74,009	64,813	(968)	17,042
Realized gain (loss) on investments	148,701	126,625	56,571	(16,611)	65,705	171,237	(152,913)	(188,020)
Change in unrealized gain (loss) on investments	(617,582)	558,684	(128,017)	116,950	(56,336)	(147,613)	(60,382)	350,142
Reinvested capital gains	1,177	38,026	-	-	-	196,207	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(450,383)	700,161	1,636	174,144	83,378	284,644	(214,263)	179,164

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(161)	57,515	58,851	99,428	207,801	118,931	136,338
Transfers between funds	(60,127)	(111,096)	(472,399)	869,480	(489,438)	1,017,907	(1,911)	(178,933)
Redemptions (note 3)	(769,278)	(1,009,104)	(185,880)	(296,801)	(640,511)	(1,419,556)	(240,125)	(240,805)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,387)	(6,194)	-	-	-	-	(1,101)	(1,284)
Contingent deferred sales charges (note 2)	(352)	(437)	(351)	(376)	(1,931)	(1,262)	(520)	(1,399)
Adjustments to maintain reserves	(10)	(61)	63	492	165	474	(28)	(89)

Net equity transactions	(835,154)	(1,127,053)	(601,052)	631,646	(1,032,287)	(194,636)	(124,754)	(286,172)

Net change in contract owners’ equity	(1,285,537)	(426,892)	(599,416)	805,790	(948,909)	90,008	(339,017)	(107,008)
Contract owners’ equity beginning of period	5,405,188	5,832,080	1,817,449	1,011,659	4,147,110	4,057,102	1,778,071	1,885,079

Contract owners’ equity end of period	$4,119,651	5,405,188	1,218,033	1,817,449	3,198,201	4,147,110	1,439,054	1,778,071

CHANGES IN UNITS:
Beginning units	159,326	204,845	97,222	62,556	231,006	241,882	123,221	145,746
Units purchased	-	-	8,179	57,105	50,047	144,660	21,509	13,207
Units redeemed	(24,629)	(45,519)	(39,746)	(22,439)	(106,490)	(155,536)	(29,650)	(35,732)

Ending units	134,697	159,326	65,655	97,222	174,563	231,006	115,080	123,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCI		FEI		FHIP		FMG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$21,023	24,299	38,678	26,158	1,582	1,707	(51,393)	(38,069)
Realized gain (loss) on investments	7,586	19	(102,076)	(147,800)	3	(5)	(423,833)	(503,766)
Change in unrealized gain (loss) on investments	(43,151)	39,602	(269,766)	786,148	(846)	1,313	(384,109)	1,287,551
Reinvested capital gains	2,043	-	-	-	-	-	2,229	7,384

Net increase (decrease) in contract owners’ equity resulting from operations	(12,499)	63,920	(333,164)	664,506	739	3,015	(857,106)	753,100

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	247,892	208,706	-	-	251,791	308,863
Transfers between funds	-	(2,490)	(175,543)	104,279	-	-	(286,432)	(213,059)
Redemptions (note 3)	(42,238)	(794)	(455,858)	(670,524)	-	-	(1,004,841)	(1,001,994)
Annuity benefits	-	-	(280)	(261)	-	-	-	-
Contract maintenance charges (note 2)	(657)	(607)	(6,711)	(7,482)	(20)	(20)	(11,408)	(12,777)
Contingent deferred sales charges (note 2)	-	-	(1,359)	(964)	-	-	(1,213)	(1,316)
Adjustments to maintain reserves	7	93	235	97	15	(13)	33	135

Net equity transactions	(42,888)	(3,798)	(391,624)	(366,149)	(5)	(33)	(1,052,070)	(920,148)

Net change in contract owners’ equity	(55,387)	60,122	(724,788)	298,357	734	2,982	(1,909,176)	(167,048)
Contract owners’ equity beginning of period	472,618	412,496	5,731,004	5,432,647	27,390	24,408	7,793,238	7,960,286

Contract owners’ equity end of period	$417,231	472,618	5,006,216	5,731,004	28,124	27,390	5,884,062	7,793,238

CHANGES IN UNITS:
Beginning units	4,434	4,474	57,518	61,956	870	871	280,361	317,718
Units purchased	-	-	2,649	5,107	-	-	11,820	13,177
Units redeemed	(391)	(40)	(6,764)	(9,545)	-	(1)	(49,705)	(50,534)

Ending units	4,043	4,434	53,403	57,518	870	870	242,476	280,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FPR		FO2R		TIF3		OVGS4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$28,976	48,893	(1,676)	(478)	11,039	13,821	(9,749)	(443)
Realized gain (loss) on investments	(8,769)	(27,443)	(220,298)	(457,012)	(244,132)	(300,682)	(86,910)	(254,765)
Change in unrealized gain (loss) on investments	(29,831)	606,277	(113,229)	633,934	(71,888)	450,838	(354,456)	952,011
Reinvested capital gains	-	927	3,717	3,865	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,624)	628,654	(331,486)	180,309	(304,981)	163,977	(451,115)	696,803

Equity transactions:
Purchase payments received from contract owners (note 3)	218,666	242,542	149,250	200,807	256,344	300,278	356,346	496,322
Transfers between funds	94,458	86,936	(245,681)	(93,887)	(78,242)	(79,754)	154,612	(153,340)
Redemptions (note 3)	(939,876)	(691,562)	(246,292)	(294,752)	(462,850)	(682,074)	(796,863)	(871,369)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,503)	(6,717)	(1,229)	(1,343)	(1,513)	(1,981)	(3,521)	(3,699)
Contingent deferred sales charges (note 2)	(337)	(1,086)	(1,265)	(911)	(746)	(3,761)	(2,921)	(2,444)
Adjustments to maintain reserves	(5)	46	(15)	1,506	(62)	(74)	(19)	1,043

Net equity transactions	(633,597)	(369,841)	(345,232)	(188,580)	(287,069)	(467,366)	(292,366)	(533,487)

Net change in contract owners’ equity	(643,221)	258,813	(676,718)	(8,271)	(592,050)	(303,389)	(743,481)	163,316
Contract owners’ equity beginning of period	5,562,637	5,303,824	2,098,261	2,106,532	2,859,903	3,163,292	5,522,913	5,359,597

Contract owners’ equity end of period	$4,919,416	5,562,637	1,421,543	2,098,261	2,267,853	2,859,903	4,779,432	5,522,913

CHANGES IN UNITS:
Beginning units	162,391	174,283	156,507	175,129	195,587	231,595	377,372	418,147
Units purchased	11,611	11,624	17,927	50,175	35,871	40,752	63,573	56,024
Units redeemed	(29,472)	(23,516)	(44,102)	(68,797)	(55,569)	(76,760)	(79,509)	(96,799)

Ending units	144,530	162,391	130,332	156,507	175,889	195,587	361,436	377,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PVF		IDF		PUIGA		PBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,703)	(1,431)	56,288	(45,874)	141	31	2,224	3,013
Realized gain (loss) on investments	8,278	17,010	196,442	195,416	(6)	(10)	(13,308)	(26,760)
Change in unrealized gain (loss) on investments	(55,414)	22,381	(440,181)	571,757	(833)	308	16,150	87,985
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,839)	37,960	(187,451)	721,299	(698)	329	5,066	64,238

Equity transactions:
Purchase payments received from contract owners (note 3)	10,735	11,246	208,945	218,726	-	-	180,930	49,844
Transfers between funds	46,707	41,800	157,558	(103,047)	-	-	(63,543)	(15,297)
Redemptions (note 3)	(21,454)	(15,237)	(444,232)	(558,357)	-	-	(78,713)	(88,696)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,287)	(4,313)	-	-	(830)	(924)
Contingent deferred sales charges (note 2)	(71)	(6)	(1,066)	(1,147)	-	-	(146)	(9)
Adjustments to maintain reserves	(10)	(21)	(27)	(76)	(3)	(1)	(15)	(43)

Net equity transactions	35,907	37,782	(83,109)	(448,214)	(3)	(1)	37,683	(55,125)

Net change in contract owners’ equity	(13,932)	75,742	(270,560)	273,085	(701)	328	42,749	9,113
Contract owners’ equity beginning of period	232,746	157,004	3,933,835	3,660,750	4,185	3,857	687,576	678,463

Contract owners’ equity end of period	$218,814	232,746	3,663,275	3,933,835	3,484	4,185	730,325	687,576

CHANGES IN UNITS:
Beginning units	14,066	11,311	356,879	414,502	265	265	30,840	33,587
Units purchased	4,915	8,268	64,615	42,894	-	-	9,188	3,201
Units redeemed	(2,745)	(5,513)	(65,688)	(100,517)	-	-	(7,324)	(5,948)

Ending units	16,236	14,066	355,806	356,879	265	265	32,704	30,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRASCA		SCS		SE		SGR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,846)	(5,144)	(33,070)	(33,117)	(844)	-	(10,718)	(7,115)
Realized gain (loss) on investments	84,180	25,523	1,871	(92,770)	107	-	38,982	991
Change in unrealized gain (loss) on investments	(194,711)	126,831	(200,155)	643,604	13,463	-	(4,382)	136,224
Reinvested capital gains	72,179	-	144,407	33,273	-	-	13,131	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,198)	147,210	(86,947)	550,990	12,726	-	37,013	130,100

Equity transactions:
Purchase payments received from contract owners (note 3)	9,882	9,441	94,727	101,523	4,484	-	23,983	52,401
Transfers between funds	211,370	406,051	111,768	195,990	173,084	-	407,321	(13,073)
Redemptions (note 3)	(159,320)	(104,693)	(616,300)	(589,917)	(614)	-	(176,295)	(47,046)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,709)	(1,854)	-	-	-	-
Contingent deferred sales charges (note 2)	(86)	(407)	(495)	(818)	-	-	(178)	(154)
Adjustments to maintain reserves	(7)	(13)	(45)	(198)	(1)	-	(35)	(34)

Net equity transactions	61,839	310,379	(412,054)	(295,274)	176,953	-	254,796	(7,906)

Net change in contract owners’ equity	14,641	457,589	(499,001)	255,716	189,679	-	291,809	122,194
Contract owners’ equity beginning of period	719,153	261,564	2,797,735	2,542,019	-	-	655,129	532,935

Contract owners’ equity end of period	$733,794	719,153	2,298,734	2,797,735	189,679	-	946,938	655,129

CHANGES IN UNITS:
Beginning units	36,223	17,748	129,509	147,479	-	-	38,693	39,201
Units purchased	14,390	26,976	24,123	22,641	17,737	-	24,520	4,917
Units redeemed	(11,144)	(8,501)	(42,810)	(40,611)	(59)	-	(10,963)	(5,425)

Ending units	39,469	36,223	110,822	129,509	17,678	-	52,250	38,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WFLCCI		STR		WFEVAD		WFMCGZ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(717)	(180)	(20,309)	(18,964)	312	-	(1,794)	(3,177)
Realized gain (loss) on investments	3,094	1,003	183,119	59,665	172	-	26,893	32,768
Change in unrealized gain (loss) on investments	(3,535)	14,832	(116,279)	173,526	23,994	-	(68,312)	11,463
Reinvested capital gains	-	-	-	-	-	-	11,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,158)	15,655	46,531	214,227	24,478	-	(31,996)	41,054

Equity transactions:
Purchase payments received from contract owners (note 3)	406	79	97,255	78,829	14,274	-	9,594	16,246
Transfers between funds	636	101,523	(22,002)	(70,722)	665,610	-	(173,931)	(28,675)
Redemptions (note 3)	(10,537)	(8,459)	(240,028)	(100,871)	(41,803)	-	(9,828)	(103,701)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,858)	(1,931)	(319)	-	-	-
Contingent deferred sales charges (note 2)	-	(53)	(10)	(698)	-	-	-	(184)
Adjustments to maintain reserves	(10)	(9)	(15)	-	(4)	-	(22)	(3)

Net equity transactions	(9,505)	93,081	(166,658)	(95,393)	637,758	-	(174,187)	(116,317)

Net change in contract owners’ equity	(10,663)	108,736	(120,127)	118,834	662,236	-	(206,183)	(75,263)
Contract owners’ equity beginning of period	108,736	-	1,596,983	1,478,149	-	-	206,183	281,446

Contract owners’ equity end of period	$98,073	108,736	1,476,856	1,596,983	662,236	-	-	206,183

CHANGES IN UNITS:
Beginning units	9,306	-	59,749	63,733	-	-	14,359	23,273
Units purchased	1,164	10,063	13,494	4,369	68,668	-	923	1,295
Units redeemed	(1,964)	(757)	(18,839)	(8,353)	(4,902)	-	(15,282)	(10,209)

Ending units	8,506	9,306	54,404	59,749	63,766	-	-	14,359

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ABBLI		EIG		CSLCBC		WPEG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$34	(66)	(954)	(1,795)	(2,561)	107	-	(15,154)
Realized gain (loss) on investments	12,889	(13,649)	(84,883)	(40,487)	(362)	566	-	272,320
Change in unrealized gain (loss) on investments	(8,796)	18,114	28,209	122,150	(77,656)	77,656	-	(81,159)
Reinvested capital gains	-	-	-	-	20,256	16,697	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,127	4,399	(57,628)	79,868	(60,323)	95,026	-	176,007

Equity transactions:
Purchase payments received from contract owners (note 3)	29	18,203	43,645	64,184	46,524	7,900	-	41,132
Transfers between funds	(97,224)	(52,168)	(645,867)	(22,887)	(1,465,376)	1,545,868	-	(1,565,202)
Redemptions (note 3)	(5,919)	(2,755)	(80,957)	(83,815)	(150,321)	(17,283)	-	(176,924)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(754)	(1,066)	(1,562)	(412)	-	(1,663)
Contingent deferred sales charges (note 2)	(138)	(6)	(8)	(57)	(6)	-	-	(622)
Adjustments to maintain reserves	(19)	(12)	(17)	(23)	(28)	(7)	-	(132)

Net equity transactions	(103,271)	(36,738)	(683,958)	(43,664)	(1,570,769)	1,536,066	-	(1,703,411)

Net change in contract owners’ equity	(99,144)	(32,339)	(741,586)	36,204	(1,631,092)	1,631,092	-	(1,527,404)
Contract owners’ equity beginning of period	99,144	131,483	741,586	705,382	1,631,092	-	-	1,527,404

Contract owners’ equity end of period	$-	99,144	-	741,586	-	1,631,092	-	-

CHANGES IN UNITS:
Beginning units	10,213	14,367	28,914	30,885	153,595	-	-	108,609
Units purchased	28	2,417	2,943	3,408	6,046	155,783	-	4,617
Units redeemed	(10,241)	(6,571)	(31,857)	(5,379)	(159,641)	(2,188)	-	(113,226)

Ending units	-	10,213	-	28,914	-	153,595	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PRLVA		VKRES		SGI
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(816)	(9,387)	(1,259)	(638)	-	(359)
Realized gain (loss) on investments	(145,613)	(196,373)	398,756	(47,800)	-	(21,302)
Change in unrealized gain (loss) on investments	240,702	348,229	(304,809)	246,147	-	10,016
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,273	142,469	92,688	197,709	-	(11,645)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,699	103,317	24,084	43,306	-	297
Transfers between funds	(1,498,363)	(39,838)	(950,929)	(52,865)	-	(92,040)
Redemptions (note 3)	(50,281)	(223,764)	(65,395)	(183,037)	-	(10,209)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(316)	(1,280)	-	-	-	-
Contingent deferred sales charges (note 2)	(594)	(1,637)	(578)	(968)	-	-
Adjustments to maintain reserves	(2)	(88)	(14)	(73)	-	(46)

Net equity transactions	(1,536,857)	(163,290)	(992,832)	(193,637)	-	(101,998)

Net change in contract owners’ equity	(1,442,584)	(20,821)	(900,144)	4,072	-	(113,643)
Contract owners’ equity beginning of period	1,442,584	1,463,405	900,144	896,072	-	113,643

Contract owners’ equity end of period	$-	1,442,584	-	900,144	-	-

CHANGES IN UNITS:
Beginning units	109,173	122,770	43,139	52,866	-	17,526
Units purchased	3,475	13,595	3,771	6,648	-	80
Units redeemed	(112,648)	(27,192)	(46,910)	(16,375)	-	(17,606)

Ending units	-	109,173	-	43,139	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
Invesco Van Kampen
Equity and Income Fund - Class A (VKEIA)
Van Kampen Growth and Income Fund - Class A (VKGIA)
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
ABERDEEN FUNDS
Aberdeen Small Cap Fund - Class A (PRSCA)
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
US Equity I Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
American Century International Growth Fund - Class A (TCIGA)
American Century International Growth Fund - Investor Class (TCIGR)
Growth Fund - Investor Class (TCG)
Income & Growth Fund - Class A (ACIGA)
Income & Growth Fund - Investor Class (IGF)
Short-Term Government Fund - Investor Class (BSTG)
Ultra(R) Fund - Investor Class (TCUL)
DELAWARE GROUP FUNDS
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
DREYFUS CORPORATION FUNDS
Appreciation Fund, Inc. (DAF)
Balanced Opportunity Fund - Class Z (DPBOZ)
Dreyfus S&P 500 Index Fund (DSPI)
Emerging Leaders Fund (DEL)*
Intermediate Term Income Fund - Class A (DPITIA)
Opportunistic Small Cap Fund (DROSC)
Third Century Fund, Inc. - Class Z (DTC)
FEDERATED INVESTORS
Bond Fund - Class F Shares (FBDF)
Equity Income Fund, Inc. - Class F Shares (FEQIF)
High Yield Trust (FHYT)
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
FIDELITY INVESTMENTS
Advisor Balanced Fund - Class A (FABA)
Advisor Balanced Fund - Class T (FAB)
Advisor Equity Growth Fund - Class A (FAEGA)
Advisor Equity Income Fund - Class A (FAEIA)
Advisor Equity Income Fund - Class T (FAEI)
Advisor Growth Opportunities Fund - Class A (FAGOA)
Advisor Growth Opportunities Fund - Class T (FAGO)
Advisor High Income Advantage Fund - Class T (FAHY)
Advisor Overseas Fund - Class A (FAOA)
Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Balance Sheet Investment Fund - Class A (FRBSI)
Foreign Fund - Class A (TFF)
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
Small-Mid Cap Growth Fund - Class A (FSCG)
INVESCO AIM INVESTMENTS
Real Estate Fund - Class A (AREA)
AIM Small Cap Growth Fund - Investor Class (ASCGI)
JANUS FUNDS
Janus Balanced Fund - Class S (JBS)
Janus Fund - Class T (JF)
Janus Overseas Fund - Class S (JOS)
Janus Twenty Fund - Class T (JTF)
Janus Worldwide Fund - Class T (JWF)
Janus Worldwide Fund - Class S (JWS)
LAZARD FUNDS
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS Strategic Income Fund - Class A (MSI)
NATIONWIDE FUNDS GROUP
Bond Fund - Class D (NBF)
Bond Index Fund - Class A (NBIXA)
Fund - Class A (NFA)
Fund - Class D (NF)
Government Bond Fund - Class D (NGBF)
Growth Fund - Class D (NGF)
International Index Fund - Class A (NIIXA)
Investor Destinations Aggressive Fund - Service Class (IDAS)
Investor Destinations Conservative Fund - Service Class (IDCS)
Investor Destinations Moderate Fund - Service Class (IDMS)
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
Mid Cap Market Index Fund - Class A (NMCIXA)
Money Market Fund - Prime Shares (MMF)
Money Market Fund - Service Class (MMFR)
Nationwide Growth Fund - Class A (NGFA)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
S&P 500 Index Fund - Service Class (NIXR)
Small Cap Index Fund - Class A (NSCIXA)
Templeton NVIT International Value Fund - Class III (NVTIV3)
NEUBERGER & BERMAN MANAGEMENT, INC.
Genesis Fund - Trust Class (NBGST)
Guardian Fund - Investor Class (NBGF)
Guardian Fund - Trust Class (NBGT)
Partners Fund - Investor Class (PF)
Partners Fund - Trust Class (NBPT)
Short Duration Bond Fund - Investor Class (NLMB)
Socially Responsive Fund - Trust Class (NBSRT)
OPPENHEIMER FUNDS
Champion Income Fund - Class A (OCHI)
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
Oppenheimer Global Fund - Class A (OGF)
Oppenheimer Strategic Income Fund - Class A (OSI)
PIMCO FUNDS
PIMCO Total Return Fund - Class A (PMTRA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International Fund - Class IV (ACVI4)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Capital & Income Fund (FCI)
Equity-Income Fund (FEI)
High Income Portfolio - Initial Class (FHIP)
Magellan Fund (FMG)
Puritan Fund (FPR)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Foreign Securities Fund - Class 3 (TIF3)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 4 (OVGS4)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Voyager Fund - Class A (PVF)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Dynamics Fund - Investor Class (IDF)
PUTNAM INVESTMENTS
Putnam International Equity Fund - Class A (PUIGA)
VIRTUS MUTUAL FUNDS
Virtus Balanced Fund - Class A (PBF)
WADDELL & REED, INC.
Advisors Small Cap Fund - Class A (WRASCA)
WELLS FARGO FUNDS
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
Equity Value Fund - Administrative Class (WFEVAD)
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.
Nationwide (or The Company) allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.
For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$193,509	$21	$6,716	$3,464	$668	$-	$-	$227
1.00%	7,059	-	274	157	-	-	-	-
1.05%	3,164	-	83	46	-	-	-	-
1.10%	87,752	43	1,029	784	650	-	-	-
1.15%	34,337	18	721	193	-	-	-	-
1.20%	214,089	162	3,551	3,467	1,692	-	-	699
1.25%	27,105	34	403	145	324	-	-	89
1.30%	1,846,442	-	278	-	16,695	10,788	4,383	-
1.35%	46,060	15	935	551	28	-	-	12
1.40%	36,612	325	846	500	127	-	-	43
1.45%	145,132	102	1,922	622	481	-	-	127
1.50%	23,840	-	168	102	4	-	-	56
1.55%	93	-	-	-	-	-	-	-
1.60%	3,408	-	35	-	-	-	-	-
1.65%	8,909	-	183	-	-	-	-	-
1.70%	4,803	-	-	-	-	-	-	-
1.75%	391	-	6	-	-	-	-	-
1.80%	305	-	-	-	-	-	-	-
1.90%	670	-	-	-	-	-	-	-
2.05%	22	1	-	-	-	-	-	-

Totals	$2,683,702	$721	$17,150	$10,031	$20,669	$10,788	$4,383	$1,253

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$562	$3,654	$-	$4,230	$3,160	$-	$2,649
1.00%	-	-	157	-	1,150	47	-	108
1.05%	-	-	496	-	-	-	-	-
1.10%	-	2,675	2,116	-	447	1,441	-	919
1.15%	-	613	494	-	300	36	-	8
1.20%	-	3,178	5,021	-	1,693	5,068	-	6,450
1.25%	-	213	539	-	228	341	-	744
1.30%	9,657	64,288	219	35,056	14,888	67,717	10,728	18,775
1.35%	-	628	733	-	89	646	-	1,456
1.40%	-	430	1,347	-	42	886	-	441
1.45%	-	2,921	1,378	-	2,871	1,612	-	1,654
1.50%	-	232	312	-	177	333	-	705
1.55%	-	-	16	-	-	-	-	-
1.60%	-	-	30	-	25	8	-	3
1.65%	-	-	934	-	92	91	-	145
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	6	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	99	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

	$9,657	$75,740	$17,551	$35,056	$26,247	$81,386	$10,728	$34,065

	DPBOZ	DSPI	DEL	DPITIA	DROSC	DTC	FBDF	FEQIF

0.95%	$1,214	$-	$-	$-	$-	$126	$570	$100
1.00%	-	-	-	-	-	-	-	-
1.05%	106	-	-	-	-	-	-	-
1.10%	190	-	-	-	-	4	4	-
1.15%	43	-	-	-	-	57	-	-
1.20%	798	-	65	-	2	424	880	545
1.25%	268	-	43	-	2	232	266	518
1.30%	6,067	124,633	-	19,810	-	6,308	19,815	-
1.35%	103	-	-	-	-	1	21	4
1.40%	26	-	-	-	-	-	-	-
1.45%	1,816	-	-	-	-	180	1,313	254
1.50%	43	-	-	-	-	5	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	5	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	13	-
2.05%	-	-	-	-	-	-	15	-

	$10,679	$124,633	$108	$19,810	$4	$7,337	$22,897	$1,421

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FHYT	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA

0.95%	$9,171	$2,196	$362	$-	$1,159	$5,342	$-	$347
1.00%	115	-	-	-	-	39	-	-
1.05%	-	-	90	-	-	334	-	-
1.10%	1,470	1,560	923	-	895	1,507	-	266
1.15%	118	4	-	-	155	933	-	250
1.20%	2,444	2,291	150	-	2,726	5,027	-	2,351
1.25%	326	80	446	-	347	1,172	-	168
1.30%	17,180	-	-	13,682	29	234	22,962	-
1.35%	328	1,636	403	-	277	1,898	-	209
1.40%	964	51	22	-	255	1,910	-	258
1.45%	2,106	464	241	-	2,600	5,701	-	744
1.50%	228	36	203	-	234	1,009	-	391
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	33	91	-	-
1.65%	-	552	-	-	228	788	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	6	-	-
1.80%	-	-	-	-	-	24	-	-
1.90%	57	1	-	-	-	99	-	-
2.05%	-	-	-	-	-	-	-	-

	$34,507	$8,871	$2,840	$13,682	$8,938	$26,114	$22,962	$4,984

	FAGO	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG

0.95%	$-	$143	$29	$-	$5,660	$1,034	$6,652	$2,867
1.00%	-	73	-	-	106	43	215	255
1.05%	-	35	-	-	-	56	92	474
1.10%	-	4	-	-	3,007	579	1,052	706
1.15%	-	-	-	-	1,216	-	2,134	278
1.20%	-	267	26	-	6,093	933	6,936	2,715
1.25%	-	169	-	-	1,318	8	884	620
1.30%	24,758	7,846	-	22,204	260	14,062	33,191	82
1.35%	-	-	15	-	1,197	121	1,421	535
1.40%	-	-	-	-	1,517	376	1,149	889
1.45%	-	31	3	-	6,793	586	4,463	2,436
1.50%	-	-	-	-	249	19	1,155	551
1.55%	-	-	-	-	24	-	21	-
1.60%	-	-	-	-	3	-	238	84
1.65%	-	-	-	-	753	51	643	428
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	25	31
1.90%	-	7	-	-	-	-	74	-
2.05%	-	-	-	-	-	-	-	-

	$24,758	$8,575	$73	$22,204	$28,196	$17,868	$60,345	$12,951

	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS

0.95%	$1,781	$1,996	$5,019	$1,300	$2,079	$3,077	$17	$407
1.00%	246	22	-	35	-	31	-	35
1.05%	-	-	-	233	-	-	-	-
1.10%	660	13	8	264	26	896	36	-
1.15%	214	273	1,775	79	48	-	-	-
1.20%	1,344	1,463	3,976	1,365	1,041	4,075	133	1,163
1.25%	237	384	776	387	190	1,323	221	132
1.30%	96	17	39	43,914	-	174,149	28,073	-
1.35%	354	45	390	380	902	441	-	240
1.40%	622	18	512	152	587	753	-	64
1.45%	1,568	324	1,026	371	384	1,214	53	790
1.50%	18	333	472	74	403	11	-	2
1.55%	-	-	-	-	-	1	-	-
1.60%	5	10	-	-	-	36	-	-
1.65%	32	35	336	28	-	75	-	53
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	5	-	-	8	-	1	-	-
2.05%	-	-	-	-	-	-	-	-

	$7,182	$4,933	$14,329	$48,590	$5,660	$186,083	$28,533	$2,886

	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF

0.95%	$421	$-	$507	$377	$925	$449	$3,830	$431
1.00%	-	-	87	-	-	32	-	-
1.05%	-	-	170	-	-	-	54	-
1.10%	17	-	-	176	712	529	1,191	-
1.15%	-	-	-	56	145	205	1,591	-
1.20%	197	-	157	1,693	1,351	764	4,200	36
1.25%	36	-	128	54	61	223	232	-
1.30%	28,780	17,076	16,538	64	8,594	32,215	23,513	4,772
1.35%	1	-	-	133	371	43	1,990	1
1.40%	-	-	-	42	55	9	2,527	-
1.45%	301	-	896	2,390	1,257	448	4,341	40
1.50%	61	-	-	101	80	13	29	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	8	-	-	-
1.65%	-	-	-	39	4	12	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	55	-	13	-	-	-	35	-
2.05%	-	-	4	-	-	-	-	-

	$29,869	$17,076	$18,500	$5,125	$13,563	$34,942	$43,533	$5,280

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF

0.95%	$-	$950	$4,509	$13,724	$7,881	$1,807	$2,091	$-
1.00%	-	521	-	240	141	97	58	-
1.05%	-	-	-	-	-	-	-	-
1.10%	25	801	1,514	5,363	4,917	3,996	926	-
1.15%	-	560	264	4,678	820	734	1,761	-
1.20%	116	7,147	3,105	10,608	15,020	3,299	2,448	-
1.25%	1	564	668	1,722	359	950	95	-
1.30%	-	-	-	193	194	109	110	115,132
1.35%	1	2,381	130	2,173	4,434	1,548	539	-
1.40%	-	938	-	847	1,097	710	499	-
1.45%	33	4,426	2,692	12,895	9,305	3,604	2,113	-
1.50%	-	663	33	3,131	3,088	203	543	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	11	1,468	414	10	265	-	-
1.65%	-	83	-	756	133	-	82	-
1.70%	-	-	-	4,803	-	-	-	-
1.75%	-	-	-	354	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	18	18	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$176	$19,045	$14,383	$61,919	$47,417	$17,322	$11,265	$115,132

	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6

0.95%	$7,627	$494	$-	$-	$113	$-	$-	$-
1.00%	412	-	-	-	-	-	-	-
1.05%	27	-	-	-	-	-	-	-
1.10%	13,960	134	-	-	343	-	-	15
1.15%	1,818	-	-	-	86	-	-	-
1.20%	9,823	320	-	-	726	-	-	120
1.25%	1,321	114	-	-	7	-	-	31
1.30%	206	4,478	17,471	3,845	29,247	35,795	10,123	918
1.35%	1,273	259	-	-	7	-	-	28
1.40%	1,183	22	-	-	-	-	-	-
1.45%	9,547	242	-	-	930	-	-	2
1.50%	1,848	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	304	-	-	-	9	-	-	-
1.65%	26	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	19	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	51	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$49,445	$6,063	$17,471	$3,845	$31,468	$35,795	$10,123	$1,114

	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$2,400	$1,082	$-	$9,139	$-	$350	$-	$968
1.00%	311	7	-	167	-	55	-	287
1.05%	-	-	-	33	-	-	-	102
1.10%	2,081	680	-	3,484	-	206	-	67
1.15%	-	308	78	914	-	-	-	114
1.20%	5,764	2,711	12	16,534	-	729	-	723
1.25%	1,075	274	-	951	-	-	-	72
1.30%	13,134	-	1,036	77,615	19,695	-	41,761	-
1.35%	774	588	28	3,870	-	136	-	1
1.40%	28	293	18	3,258	-	8	-	-
1.45%	2,904	1,556	-	3,654	-	373	-	341
1.50%	1,565	148	-	935	-	-	-	20
1.55%	1	-	-	-	-	-	-	-
1.60%	16	-	-	86	-	-	-	-
1.65%	27	46	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	89	-	-	-	-	-	-	-
1.90%	-	-	-	1	-	-	-	1
2.05%	1	-	-	-	-	-	-	-

	$30,170	$7,693	$1,172	$120,641	$19,695	$1,857	$41,761	$2,696

	NLMB	NBSRT	OCHI	OCAF	OGF	OSI	PMTRA	ACVI4

0.95%	$-	$2,993	$6,946	$5,270	$2,788	$7,502	$7,960	$330
1.00%	-	151	-	-	70	113	304	-
1.05%	-	-	-	62	412	70	-	-
1.10%	-	3,797	-	894	1,568	594	3,866	433
1.15%	-	262	2	542	-	1,333	3,225	287
1.20%	-	998	384	4,260	1,850	2,314	8,820	1,854
1.25%	-	34	-	281	810	353	761	30
1.30%	9,411	3,346	15	-	51,545	-	294	15,569
1.35%	-	280	39	656	511	715	2,018	812
1.40%	-	892	11	386	1,093	637	2,568	137
1.45%	-	1,599	371	1,397	957	2,241	6,094	758
1.50%	-	190	-	512	459	31	516	59
1.55%	-	-	-	-	1	-	19	-
1.60%	-	-	-	11	11	52	23	4
1.65%	-	-	-	344	-	-	1,676	18
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	23	-	-	113	-
1.90%	-	-	-	-	52	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$9,411	$14,542	$7,768	$14,638	$62,127	$15,955	$38,257	$20,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FCI	FEI	FHIP	FMG	FPR	FO2R	TIF3	OVGS4

0.95%	$-	$-	$-	$-	$-	$1,592	$2,043	$6,645
1.00%	-	-	-	-	-	-	88	300
1.05%	-	-	-	-	-	-	59	86
1.10%	-	-	-	-	-	2,619	892	1,971
1.15%	-	-	-	-	-	154	849	1,380
1.20%	-	-	-	-	-	2,212	2,457	7,344
1.25%	-	-	-	-	-	56	136	806
1.30%	5,895	71,029	362	89,901	68,287	14,190	22,297	39,170
1.35%	-	-	-	-	-	264	371	1,080
1.40%	-	-	-	-	-	63	1,369	634
1.45%	-	-	-	-	-	1,227	1,817	4,427
1.50%	-	-	-	-	-	64	443	543
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	26	8
1.65%	-	-	-	-	-	26	32	137
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	27
2.05%	-	-	-	-	-	-	-	-

	$5,895	$71,029	$362	$89,901	$68,287	$22,467	$32,879	$64,558

	PVF	IDF	PUIGA	PBF	WRASCA	SCS	SE	SGR

0.95%	$800	$3,457	$-	$-	$2,032	$2,553	$51	$1,307
1.00%	101	32	-	-	52	51	-	111
1.05%	-	44	-	-	-	-	-	-
1.10%	74	1,259	-	-	1,901	165	12	1,756
1.15%	449	-	-	-	1,018	-	11	486
1.20%	585	2,240	-	-	2,470	2,703	206	2,641
1.25%	-	769	-	-	-	242	-	116
1.30%	-	38,677	-	9,301	-	24,347	-	-
1.35%	412	460	-	-	109	218	56	866
1.40%	-	669	-	-	399	24	18	393
1.45%	265	1,820	56	-	853	2,069	482	3,008
1.50%	14	240	-	-	6	689	8	34
1.55%	-	10	-	-	-	-	-	-
1.60%	3	8	-	-	6	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	9	-	-
2.05%	-	-	-	-	-	-	-	-

	$2,703	$49,685	$56	$9,301	$8,846	$33,070	$844	$10,718

	WFLCCI	STR	WFEVAD	WFMCGZ	ABBLI	EIG	CSLCBC	PRLVA

0.95%	$72	$-	$-	$133	$14	$-	$-	$202
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	27	28	-	-	149
1.15%	-	-	-	24	14	-	-	27
1.20%	1,086	-	-	470	106	-	-	293
1.25%	-	-	-	-	35	-	-	12
1.30%	-	20,309	2,987	-	-	6,414	15,738	1,808
1.35%	11	-	-	119	10	-	-	104
1.40%	22	-	-	34	226	-	-	11
1.45%	25	-	-	969	64	-	-	242
1.50%	2	-	-	18	-	-	-	16
1.55%	-	-	-	-	-	-	-	-
1.60%	54	-	-	-	-	-	-	2
1.65%	-	-	-	-	-	-	-	1
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	1	-	-	-

	$1,272	$20,309	$2,987	$1,794	$498	$6,414	$15,738	$2,867

	VKRES
0.95%	$745
1.00%	163
1.05%	-
1.10%	436
1.15%	182
1.20%	979
1.25%	149
1.30%	53
1.35%	226
1.40%	380
1.45%	950
1.50%	10
1.55%	-
1.60%	3
1.65%	20
1.70%	-
1.75%	-
1.80%	-
1.90%	3
2.05%	-

	$4,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $790,028 and $1,693,023, respectively, and total transfers from the Account to the fixed account were $1,588,912 and $2,764,763, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For guaranteed minimum death benefits, the Company contributed $281,806 and $80,817 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$195,851,724	$0	$0	$195,851,724
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$103,680	$3,351
Van Kampen Growth and Income Fund - Class A (VKGIA)	107,339	449,815
Van Kampen Mid Cap Growth Fund - Class A (VKGA)	220,337	216,102
Aberdeen Small Cap Fund - Class A (PRSCA)	291,205	676,806
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	254,720	369,939
US Equity I Fund - Institutional Service Class (ADUES)	1,380,864	22,404
American Century International Growth Fund - Class A (TCIGA)	798	2,620
American Century International Growth Fund - Investor Class (TCIGR)	9,160	136,389
Growth Fund - Investor Class (TCG)	628,968	873,326
Income & Growth Fund - Class A (ACIGA)	91,318	223,423
Income & Growth Fund - Investor Class (IGF)	157,892	501,679
Short-Term Government Fund - Investor Class (BSTG)	564,167	785,056
Ultra(R) Fund - Investor Class (TCUL)	136,974	869,459
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	489,652	503,627
Appreciation Fund, Inc. (DAF)	551,609	578,325
Balanced Opportunity Fund - Class Z (DPBOZ)	33,013	249,337
Dreyfus S&P 500 Index Fund (DSPI)	892,363	1,574,833
Emerging Leaders Fund (DEL)	27	8,709
Intermediate Term Income Fund - Class A (DPITIA)	190,731	258,294
Opportunistic Small Cap Fund (DROSC)	7,544	4
Third Century Fund, Inc. - Class Z (DTC)	17,754	127,306
Bond Fund - Class F Shares (FBDF)	371,386	672,321
Equity Income Fund, Inc. - Class F Shares (FEQIF)	9,232	13,696
High Yield Trust (FHYT)	1,268,917	1,984,437
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)	162,461	361,562
Advisor Balanced Fund - Class A (FABA)	9,761	77,591
Advisor Balanced Fund - Class T (FAB)	32,265	96,897
Advisor Equity Growth Fund - Class A (FAEGA)	53,858	119,840
Advisor Equity Income Fund - Class A (FAEIA)	151,531	497,165
Advisor Equity Income Fund - Class T (FAEI)	154,085	325,332
Advisor Growth Opportunities Fund - Class A (FAGOA)	44,340	101,192
Advisor Growth Opportunities Fund - Class T (FAGO)	228,124	395,258
Advisor High Income Advantage Fund - Class T (FAHY)	45,586	104,957
Advisor Overseas Fund - Class A (FAOA)	96	86
Asset Manager 50% (FAM)	218,787	308,051
Balance Sheet Investment Fund - Class A (FRBSI)	387,022	620,865
Foreign Fund - Class A (TFF)	29,980	401,761
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	327,435	1,162,120
Small-Mid Cap Growth Fund - Class A (FSCG)	133,210	205,209
Real Estate Fund - Class A (AREA)	1,253,280	89,930
AIM Small Cap Growth Fund - Investor Class (ASCGI)	309,757	89,263
Janus Balanced Fund - Class S (JBS)	400,221	299,732
Janus Fund - Class T (JF)	75,373	666,726
Janus Overseas Fund - Class S (JOS)	214,392	172,241
Janus Twenty Fund - Class T (JTF)	2,102,221	2,477,375
Janus Worldwide Fund - Class T (JWF)	15,822	374,525
Janus Worldwide Fund - Class S (JWS)	1,160	37,483
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	680,116	613,986
MFS Strategic Income Fund - Class A (MSI)	382,876	193,555
Bond Fund - Class D (NBF)	267,257	308,394

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Bond Index Fund - Class A (NBIXA)	47,921	46,981
Fund - Class A (NFA)	1,502,377	264,061
Fund - Class D (NF)	128,292	355,667
Government Bond Fund - Class D (NGBF)	1,023,924	1,289,901
Growth Fund - Class D (NGF)	24	73,474
International Index Fund - Class A (NIIXA)	303	7,971
Investor Destinations Aggressive Fund - Service Class (IDAS)	149,429	341,925
Investor Destinations Conservative Fund - Service Class (IDCS)	83,610	649,772
Investor Destinations Moderate Fund - Service Class (IDMS)	257,836	619,730
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	290,172	713,745
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	139,011	294,141
Mid Cap Market Index Fund - Class A (NMCIXA)	153,761	203,230
Money Market Fund - Prime Shares (MMF)	4,916,878	5,351,667
Money Market Fund - Service Class (MMFR)	1,946,521	2,279,753
Nationwide Growth Fund - Class A (NGFA)	56,622	123,367
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	317,545	638,627
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	336,500	231,659
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	906,948	808,681
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	440,644	270,238
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	159,517	73,196
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	74,726	38,648
S&P 500 Index Fund - Service Class (NIXR)	210,591	551,155
Small Cap Index Fund - Class A (NSCIXA)	49,941	183,528
Templeton NVIT International Value Fund - Class III (NVTIV3)	85,670	55,572
Genesis Fund - Trust Class (NBGST)	1,178,416	2,318,528
Guardian Fund - Investor Class (NBGF)	59,198	196,483
Guardian Fund - Trust Class (NBGT)	19,702	16,669
Partners Fund - Investor Class (PF)	163,733	800,663
Partners Fund - Trust Class (NBPT)	6,009	53,392
Short Duration Bond Fund - Investor Class (NLMB)	101,939	143,317
Socially Responsive Fund - Trust Class (NBSRT)	162,732	246,516
Champion Income Fund - Class A (OCHI)	1,239,645	738,460
Oppenheimer Capital Appreciation Fund - Class A (OCAF)	59,287	307,412
Oppenheimer Global Fund - Class A (OGF)	80,625	897,350
Oppenheimer Strategic Income Fund - Class A (OSI)	229,064	756,570
PIMCO Total Return Fund - Class A (PMTRA)	903,747	1,862,107
VP International Fund - Class IV (ACVI4)	248,165	373,898
Capital & Income Fund (FCI)	28,961	48,784
Equity-Income Fund (FEI)	275,701	628,656
High Income Portfolio - Initial Class (FHIP)	1,944	387
Magellan Fund (FMG)	157,098	1,258,353
Puritan Fund (FPR)	342,921	947,554
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	180,700	523,925
Templeton Foreign Securities Fund - Class 3 (TIF3)	408,916	684,964
Global Securities Fund/VA - Class 4 (OVGS4)	638,263	940,443
Voyager Fund - Class A (PVF)	77,976	44,782
Dynamics Fund - Investor Class (IDF)	587,676	614,523
Putnam International Equity Fund - Class A (PUIGA)	197	57
Virtus Balanced Fund - Class A (PBF)	206,005	166,101
Advisors Small Cap Fund - Class A (WRASCA)	341,352	216,221
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)	595,286	896,015
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)	177,265	1,159
Advantage Funds(R) - Growth Fund - Investor Class (SGR)	461,178	203,991
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)	13,284	23,535
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)	337,667	524,637
Equity Value Fund - Administrative Class (WFEVAD)	684,737	46,666
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class(obsolete) (WFMCGZ)	23,177	187,945
Basic Balanced Fund - Investor Class(obsolete) (ABBLI)	737	103,970
Equity Income Fund - Class I(obsolete) (EIG)	73,614	758,523
Large Cap Blend Fund - Common Class(obsolete) (CSLCBC)	82,426	1,635,646
Nationwide Large Cap Value Fund - Class A(obsolete) (PRLVA)	42,408	1,580,115
Van Kampen Real Estate Securities Fund - Class A(obsolete) (VKRES)	60,064	1,054,184

Total	$38,991,244	$58,471,544

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund -Class A (VKEIA)
2011	0.95% to 2.05%	9,998	$ 9.32 to $ 9.26	$92,977	1.49%	-6.80% to -7.44%	****
Van Kampen Growth and Income Fund -Class A (VKGIA)
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
2008	0.95% to 1.90%	162,476	11.96 to 11.33	1,925,148	1.85%	-32.84% to -33.48%
2007	0.95% to 1.90%	194,088	17.81 to 17.03	3,432,605	1.87%	1.57% to 0.59%
Van Kampen Mid Cap Growth Fund -Class A (VKGA)
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
2008	0.95% to 1.50%	62,283	11.49 to 11.13	710,249	0.00%	-48.89% to -49.18%
2007	0.95% to 1.55%	75,338	22.47 to 21.85	1,683,123	0.00%	21.20% to 20.46%
Aberdeen Small Cap Fund -Class A (PRSCA)
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
2008	0.95% to 1.50%	115,944	11.44 to 10.90	1,507,368	0.29%	-45.40% to -45.71%
2007	0.95% to 1.65%	158,170	20.95 to 19.84	3,800,681	0.62%	-6.94% to -7.60%
Global Fixed Income Fund -Institutional Service Class (ADGFIS)
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	****
US Equity I Fund -Institutional Service Class (ADUES)
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
American Century International Growth Fund -Class A (TCIGA)
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
2008	0.95% to 1.50%	17,553	6.14 to 5.85	105,827	0.92%	-45.88% to -46.19%
2007	0.95% to 1.50%	28,857	11.35 to 10.88	323,828	0.33%	15.78% to 15.14%
American Century International Growth Fund -Investor Class (TCIGR)
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
2008	1.30%	38,918	17.57	683,752	1.23%	-45.93%
2007	1.30%	47,089	32.49	1,529,948	0.55%	15.73%
Growth Fund - Investor Class (TCG)
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
2008	0.95% to 1.50%	201,215	5.10 to 4.86	4,427,698	0.35%	-38.44% to -38.78%
2007	0.95% to 1.50%	179,759	8.28 to 7.94	7,896,699	0.13%	17.85% to 17.19%
Income & Growth Fund - Class A (ACIGA)
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
2008	0.95% to 1.90%	193,769	7.02 to 6.46	1,333,084	1.41%	-35.43% to -36.05%
2007	0.95% to 1.90%	236,674	10.88 to 10.10	2,530,492	1.28%	-1.49% to -2.44%
Income & Growth Fund - Investor Class (IGF)
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
2008	1.30%	191,548	14.13	2,706,645	1.61%	-35.53%
2007	1.30%	253,051	21.92	5,546,451	1.47%	-1.60%
Short-Term Government Fund -Investor Class (BSTG)
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%
2008	0.95% to 1.90%	132,980	13.24 to 12.18	2,492,848	3.48%	3.74% to 2.74%
2007	0.95% to 1.90%	140,799	12.77 to 11.86	2,560,887	4.57%	5.35% to 4.34%
Ultra(R) Fund - Investor Class (TCUL)
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
2008	0.95% to 1.65%	532,419	4.76 to 4.47	5,467,158	0.35%	-42.29% to -42.70%
2007	0.95% to 1.85%	630,015	8.24 to 7.68	11,452,579	0.00%	20.66% to 19.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2011	1.30%	43,302	$ 15.58	$674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	****
Appreciation Fund, Inc. (DAF)
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%
2008	0.95% to 1.90%	281,538	7.59 to 6.98	2,425,499	1.69%	-33.01% to -33.66%
2007	0.95% to 1.90%	338,727	11.33 to 10.52	4,412,754	1.28%	5.53% to 4.51%
Balanced Opportunity Fund - Class Z (DPBOZ)
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
2008	0.95% to 1.60%	119,594	8.00 to 7.79	944,349	2.23%	-28.49% to -28.96%
2007	0.95% to 1.60%	164,480	11.18 to 10.96	1,822,757	2.11%	4.11% to 3.42%
Dreyfus S&P 500 Index Fund (DSPI)
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
2008	1.30%	390,208	21.04	8,208,950	1.75%	-38.10%
2007	1.30%	472,197	33.98	16,047,578	1.49%	3.65%
Emerging Leaders Fund (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
2008	1.20% to 1.25%	1,006	6.75 to 6.72	6,779	0.31%	-40.12% to -40.15%
2007	1.20% to 1.25%	1,006	11.27 to 11.23	11,325	0.00%	-12.01% to -12.05%
Intermediate Term Income Fund - Class A (DPITIA)
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
2008	1.30%	171,020	9.26	1,583,323	3.07%	-7.42%	****
Opportunistic Small Cap Fund (DROSC)
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
2008	0.95% to 1.50%	46,872	4.59 to 4.37	503,854	0.34%	-34.92% to -35.29%
2007	0.95% to 1.85%	54,512	7.05 to 6.58	882,684	0.43%	6.53% to 5.56%
Bond Fund - Class F Shares (FBDF)
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
2008	0.95% to 2.05%	116,421	13.59 to 12.34	1,665,806	6.34%	-11.20% to -12.19%
2007	0.95% to 2.05%	138,311	15.31 to 14.05	2,225,704	5.31%	4.05% to 2.89%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
2008	0.95% to 1.45%	10,426	7.27 to 6.97	74,252	2.68%	-30.55% to -30.90%
2007	0.95% to 1.50%	13,221	10.47 to 10.05	136,821	2.30%	0.88% to 0.32%
High Yield Trust (FHYT)
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
2008	0.95% to 1.90%	146,497	9.75 to 8.97	1,367,641	8.64%	-28.81% to -29.49%
2007	0.95% to 1.90%	136,346	13.69 to 12.72	1,793,190	7.65%	2.17% to 1.18%
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%
2008	0.95% to 1.90%	53,935	12.83 to 11.85	679,230	5.15%	-8.13% to -9.01%
2007	0.95% to 1.90%	57,926	13.97 to 13.03	797,935	4.98%	4.74% to 3.73%
Advisor Balanced Fund - Class A (FABA)
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
2008	0.95% to 1.50%	35,526	8.52 to 8.12	297,253	1.96%	-32.50% to -32.87%
2007	0.95% to 1.50%	42,101	12.63 to 12.10	523,426	1.78%	7.46% to 6.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class T (FAB)
2011	1.30%	59,697	$17.11	$1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
2008	1.30%	68,727	12.26	842,534	1.71%	-32.86%
2007	1.30%	76,411	18.26	1,395,238	1.56%	6.81%
Advisor Equity Growth Fund - Class A (FAEGA)
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
2008	0.95% to 1.65%	140,144	4.74 to 4.47	651,442	0.11%	-47.46% to -47.83%
2007	0.95% to 1.65%	157,844	9.02 to 8.56	1,401,468	0.00%	25.11% to 24.22%
Advisor Equity Income Fund - Class A (FAEIA)
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
2008	0.95% to 1.90%	234,094	9.45 to 8.69	2,164,344	1.43%	-41.18% to -41.74%
2007	0.95% to 1.90%	269,954	16.06 to 14.91	4,262,609	1.12%	2.58% to 1.59%
Advisor Equity Income Fund - Class T (FAEI)
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%
2008	1.30%	127,058	14.64	1,859,519	1.18%	-41.53%
2007	1.30%	152,824	25.03	3,825,211	0.86%	2.00%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
2008	0.95% to 1.90%	61,783	4.50 to 4.14	272,500	0.00%	-55.73% to -56.16%
2007	0.95% to 1.90%	68,649	10.17 to 9.45	682,838	0.00%	21.89% to 20.72%
Advisor Growth Opportunities Fund - Class T (FAGO)
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
2008	1.30%	170,528	7.88	1,343,043	0.00%	-55.96%
2007	1.30%	223,593	17.88	3,998,681	0.00%	21.26%
Advisor High Income Advantage Fund - Class T (FAHY)
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
2008	0.95% to 1.90%	53,238	9.91 to 9.11	612,390	7.09%	-39.52% to -40.10%
2007	0.95% to 1.90%	76,043	16.38 to 15.21	1,442,388	6.40%	1.25% to 0.27%
Advisor Overseas Fund - Class A (FAOA)
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
2008	0.95% to 1.50%	1,180	8.02 to 7.66	9,267	1.07%	-43.58% to -43.89%
2007	0.95% to 1.90%	1,459	14.21 to 13.25	20,229	1.36%	15.90% to 14.79%
Asset Manager 50% (FAM)
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
2008	1.30%	84,558	16.70	1,412,125	2.87%	-28.74%
2007	1.30%	96,918	23.44	2,271,357	3.09%	4.94%
Balance Sheet Investment Fund - Class A (FRBSI)
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%
2008	0.95% to 1.65%	186,547	14.21 to 13.40	2,602,134	1.34%	-36.62% to -37.07%
2007	0.95% to 1.85%	204,076	22.42 to 20.99	4,507,348	1.04%	-4.28% to -5.16%
Foreign Fund - Class A (TFF)
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
2008	0.95% to 1.65%	128,037	10.56 to 9.93	1,801,366	2.68%	-46.60% to -46.98%
2007	0.95% to 1.65%	171,992	19.78 to 18.73	4,468,461	1.54%	16.13% to 15.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2011	0.95% to 1.90%	273,575	$ 15.50 to $ 13.85	$4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
2008	0.95% to 1.90%	429,113	11.40 to 10.49	5,060,629	0.88%	-38.69% to -39.28%
2007	0.95% to 1.90%	515,438	18.59 to 17.27	9,963,434	2.55%	1.99% to 1.00%
Small-Mid Cap Growth Fund - Class A (FSCG)
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
2008	0.95% to 1.90%	178,924	5.26 to 4.84	923,208	0.00%	-43.06% to -43.61%
2007	0.95% to 1.90%	216,319	9.24 to 8.58	1,969,995	0.00%	10.60% to 9.54%
Real Estate Fund - Class A (AREA)
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
2008	0.95% to 1.65%	39,233	6.84 to 6.71	267,042	0.00%	-39.33% to -39.76%
2007	0.95% to 1.65%	44,612	11.28 to 11.14	501,565	0.00%	10.32% to 9.54%
Janus Balanced Fund - Class S (JBS)
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	****
Janus Fund - Class T (JF)
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
2008	0.95% to 2.05%	342,863	4.35 to 3.95	3,522,123	0.58%	-40.41% to -41.07%
2007	0.95% to 2.05%	442,645	7.30 to 6.70	7,474,855	0.50%	14.12% to 12.85%
Janus Overseas Fund - Class S (JOS)
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	****
Janus Twenty Fund - Class T (JTF)
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
2008	0.95% to 1.90%	702,689	5.16 to 4.74	13,313,774	0.01%	-42.52% to -43.08%
2007	0.95% to 1.90%	763,202	8.98 to 8.34	26,571,915	0.21%	34.64% to 33.35%
Janus Worldwide Fund - Class T (JWF)
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
2008	0.95% to 1.45%	211,026	4.09 to 3.91	2,121,683	0.80%	-45.54% to -45.82%
2007	0.95% to 1.45%	284,148	7.51 to 7.22	5,184,712	0.50%	8.19% to 7.64%
Janus Worldwide Fund - Class S (JWS)
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	****
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%
2008	0.95% to 1.90%	110,931	11.36 to 10.45	1,350,395	0.00%	-35.35% to -35.98%
2007	0.95% to 1.90%	118,811	17.58 to 16.33	2,240,523	0.00%	-7.49% to -8.39%
MFS Strategic Income Fund - Class A (MSI)
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17	691,060	7.47%	-12.96%
2007	1.30%	62,675	13.99	876,658	5.73%	2.23%
Bond Fund - Class D (NBF)
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
2008	0.95% to 2.05%	29,775	14.33 to 13.01	1,245,419	4.97%	-5.53% to -6.58%
2007	0.95% to 2.05%	34,015	15.17 to 13.93	1,447,779	4.82%	5.09% to 3.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Bond Index Fund - Class A (NBIXA)
2011	0.95% to 1.65%	24,974	$ 16.59 to $ 15.32	$398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
2008	0.95% to 1.65%	23,594	14.34 to 13.52	329,974	4.43%	3.46% to 2.73%
2007	0.95% to 1.65%	23,942	13.86 to 13.16	324,184	4.52%	5.30% to 4.55%
Fund - Class A (NFA)
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Fund - Class D (NF)
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
2008	0.95% to 1.65%	51,448	6.95 to 6.54	2,250,187	1.44%	-42.07% to -42.48%
2007	0.95% to 1.65%	61,692	12.00 to 11.37	4,648,533	1.05%	6.88% to 6.12%
Government Bond Fund - Class D (NGBF)
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
2008	0.95% to 1.90%	240,841	15.97 to 14.69	4,052,977	4.16%	6.96% to 5.94%
2007	0.95% to 1.90%	234,956	14.93 to 13.87	3,709,572	4.19%	6.71% to 5.68%
Growth Fund - Class D (NGF)
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
2008	0.95% to 1.45%	14,627	4.20 to 4.02	347,429	0.35%	-39.29% to -39.59%
2007	0.95% to 1.45%	18,612	6.91 to 6.65	713,883	0.27%	18.46% to 17.86%
International Index Fund - Class A (NIIXA)
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
2008	1.10% to 1.90%	1,612	8.31 to 7.77	13,236	3.10%	-43.05% to -43.51%
2007	1.10% to 1.90%	1,690	14.59 to 13.75	24,400	2.43%	8.94% to 8.05%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%
2008	0.95% to 1.65%	170,493	8.02 to 7.57	1,341,167	1.97%	-37.37% to -37.82%
2007	0.95% to 1.65%	167,063	12.81 to 12.17	2,107,296	2.98%	4.88% to 4.13%
Investor Destinations Conservative Fund - Service Class (IDCS)
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
2008	0.95% to 1.60%	148,614	11.66 to 11.04	1,708,765	2.84%	-7.07% to -7.68%
2007	0.95% to 1.55%	181,530	12.54 to 12.00	2,260,989	3.87%	4.34% to 3.70%
Investor Destinations Moderate Fund - Service Class (IDMS)
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
2008	0.95% to 1.90%	589,087	9.69 to 8.95	5,605,638	2.47%	-23.90% to -24.63%
2007	0.95% to 1.90%	629,646	12.74 to 11.88	7,897,722	3.60%	4.55% to 3.55%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%
2008	0.95% to 1.90%	376,422	8.78 to 8.11	3,238,223	2.24%	-31.96% to -32.62%
2007	0.95% to 1.90%	373,509	12.91 to 12.04	4,736,061	3.19%	5.16% to 4.15%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
2008	0.95% to 1.60%	148,381	10.77 to 10.20	1,568,784	2.71%	-15.80% to -16.35%
2007	0.95% to 1.65%	197,681	12.79 to 12.15	2,496,673	3.58%	4.78% to 4.03%
Mid Cap Market Index Fund - Class A (NMCIXA)
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
2008	0.95% to 1.90%	79,224	9.74 to 9.00	758,642	0.77%	-37.33% to -37.93%
2007	0.95% to 2.10%	101,347	15.54 to 14.28	1,554,704	1.21%	6.22% to 4.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Money Market Fund - Prime Shares (MMF)
2011	1.30%	351,137	$ 24.05 to $ 30.48	$8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28%
2008	1.30%	441,677	25.01 to 31.49	11,061,920	2.09%	0.76%
2007	1.30%	441,241	31.45	10,974,601	4.69%	3.48%
Money Market Fund - Service Class (MMFR)
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
2008	0.95% to 1.90%	858,237	11.57 to 10.64	9,814,845	1.95%	1.03% to 0.07%
2007	0.95% to 1.90%	716,972	11.45 to 10.64	8,125,799	4.38%	3.75% to 2.75%
Nationwide Growth Fund - Class A (NGFA)
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
2008	0.95% to 1.45%	36,305	8.58 to 8.36	306,674	0.16%	-39.45% to -39.75%
2007	0.95% to 1.45%	38,025	14.16 to 13.88	532,049	0.24%	18.14% to 17.54%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
2008	1.30%	105,894	8.93	946,155	2.15%	-37.67%
2007	1.30%	88,936	14.33	1,274,798	1.92%	4.57%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
2008	1.30%	11,637	10.66	124,022	3.40%	-7.24%
2007	1.30%	9,730	11.49	111,797	3.81%	4.00%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	****
2008	1.30%	118,611	9.73	1,153,663	2.78%	-24.19%
2007	1.30%	117,113	12.83	1,502,660	2.86%	4.28%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
2008	1.30%	176,763	9.32	1,647,885	2.48%	-32.28%
2007	1.30%	154,475	13.77	2,126,683	2.16%	4.76%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
2008	1.30%	39,270	10.22	401,164	3.27%	-16.15%
2007	1.30%	18,241	12.18	222,229	3.27%	4.48%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%
2008	1.00% to 1.30%	5,488	6.08 to 6.07	33,359	0.00%	-39.17% to -39.29%	****
S&P 500 Index Fund - Service Class (NIXR)
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
2008	0.95% to 2.05%	316,384	6.25 to 5.67	2,031,180	1.61%	-38.05% to -38.74%
2007	0.95% to 2.05%	371,525	10.08 to 9.25	3,878,814	1.41%	3.76% to 2.60%
Small Cap Index Fund - Class A (NSCIXA)
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
2008	0.95% to 1.65%	68,434	9.51 to 8.97	639,017	0.70%	-34.70% to -35.17%
2007	0.95% to 1.65%	70,511	14.56 to 13.83	1,011,989	1.25%	-3.35% to -4.04%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Genesis Fund - Trust Class (NBGST)
2011	0.95% to 1.90%	307,263	$ 29.66 to $ 26.50	$9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
2008	0.95% to 1.90%	506,634	19.04 to 17.51	9,690,345	0.00%	-33.49% to -34.13%
2007	0.95% to 1.90%	569,440	28.63 to 26.59	16,441,025	0.14%	20.64% to 19.48%
Guardian Fund - Investor Class (NBGF)
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
2008	1.30%	93,599	15.02	1,405,916	0.39%	-39.02%
2007	1.30%	99,765	24.63	2,457,404	0.61%	6.21%
Guardian Fund - Trust Class (NBGT)
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
2008	0.95% to 1.45%	15,586	8.04 to 7.69	122,622	0.34%	-38.86% to -39.17%
2007	0.95% to 1.45%	22,233	13.15 to 12.65	287,874	0.72%	6.36% to 5.82%
Partners Fund - Investor Class (PF)
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
2008	1.30%	124,626	19.77	2,463,697	0.30%	-52.61%
2007	1.30%	142,633	41.72	5,950,033	0.32%	8.66%
Partners Fund - Trust Class (NBPT)
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
2008	0.95% to 1.90%	25,492	7.74 to 7.12	194,979	0.27%	-52.52% to -52.98%
2007	0.95% to 1.90%	27,172	16.31 to 15.15	438,739	0.25%	8.79% to 7.74%
Short Duration Bond Fund - Investor Class (NLMB)
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
2008	1.30%	59,145	12.66	748,858	5.17%	-17.13%
2007	1.30%	69,314	15.28	1,058,965	5.48%	3.98%
Socially Responsive Fund - Trust Class (NBSRT)
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
2008	0.95% to 1.50%	101,361	8.76 to 8.54	881,359	0.44%	-39.48% to -39.82%
2007	0.95% to 1.50%	129,136	14.48 to 14.19	1,861,389	0.54%	6.29% to 5.69%
Champion Income Fund - Class A (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%
2008	0.95% to 1.45%	20,984	2.82 to 2.74	58,206	9.04%	-78.71% to -78.82%
2007	0.95% to 1.45%	19,055	13.24 to 12.93	249,351	7.43%	-1.06% to -1.56%
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%
2008	0.95% to 1.80%	216,105	5.18 to 4.83	1,103,293	0.00%	-46.41% to -46.87%
2007	0.95% to 1.80%	245,700	9.67 to 9.09	2,345,097	0.00%	12.68% to 11.71%
Oppenheimer Global Fund - Class A (OGF)
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
2008	0.95% to 1.90%	239,483	8.56 to 7.87	4,879,638	1.38%	-41.59% to -42.15%
2007	0.95% to 1.90%	304,168	14.65 to 13.61	10,412,275	1.01%	4.95% to 3.94%
Oppenheimer Strategic Income Fund - Class A (OSI)
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
2008	0.95% to 1.60%	52,611	13.62 to 12.90	702,172	5.71%	-17.30% to -17.84%
2007	0.95% to 1.60%	51,188	16.47 to 15.70	828,973	6.73%	8.18% to 7.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
PIMCO Total Return Fund - Class A (PMTRA)
2011	0.95% to 1.80%	174,563	$ 18.85 to $ 17.11	$3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%
2008	0.95% to 1.80%	270,552	15.22 to 14.18	4,056,734	4.67%	3.21% to 2.32%
2007	0.95% to 1.80%	252,154	14.75 to 13.86	3,667,101	4.54%	7.53% to 6.61%
VP International Fund - Class IV (ACVI4)
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
2008	0.95% to 1.65%	166,730	9.95 to 9.62	1,636,083	0.64%	-45.47% to -45.86%
2007	0.95% to 1.90%	211,966	18.24 to 17.61	3,823,715	0.50%	16.77% to 15.65%
Capital & Income Fund (FCI)
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
2008	1.30%	4,633	54.26	251,407	7.46%	-32.79%
2007	1.30%	4,872	80.73	393,334	5.86%	2.46%
Equity-Income Fund (FEI)
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
2008	1.30%	70,057	68.57	4,803,660	2.11%	-42.40%
2007	1.30%	78,213	119.05	9,310,928	1.73%	0.07%
High Income Portfolio - Initial Class (FHIP)
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
2008	1.30%	872	19.72	17,198	9.00%	-25.96%
2007	1.30%	872	26.64	23,228	8.43%	1.44%
Magellan Fund (FMG)
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
2008	1.30%	340,576	17.99	6,125,802	0.14%	-50.06%
2007	1.30%	409,548	36.02	14,750,208	0.43%	17.27%
Puritan Fund (FPR)
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
2008	1.30%	192,799	24.34	4,692,229	2.78%	-30.08%
2007	1.30%	239,711	34.81	8,344,053	2.83%	4.79%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
2008	0.95% to 1.65%	192,827	9.77 to 9.46	1,861,786	2.31%	-44.48% to -44.87%
2007	0.95% to 1.65%	206,096	17.60 to 17.15	3,591,592	3.02%	15.94% to 15.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%
2008	0.95% to 1.65%	243,351	10.24 to 9.90	2,453,939	2.52%	-40.96% to -41.38%
2007	0.95% to 1.65%	266,843	17.34 to 16.89	4,573,075	2.24%	14.34% to 13.53%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to -10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
2008	0.95% to 1.90%	450,764	9.43 to 9.02	4,198,500	1.28%	-40.91% to -41.48%
2007	0.95% to 1.90%	528,809	15.96 to 15.41	8,361,948	1.15%	5.05% to 4.03%
Voyager Fund - Class A (PVF)
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to -18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
2008	0.95% to 1.50%	5,382	8.66 to 8.39	46,036	0.00%	-37.58% to -37.93%
2007	0.95% to 1.50%	5,061	13.88 to 13.52	69,503	0.00%	4.29% to 3.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Dynamics Fund - Investor Class (IDF)
2011	0.95% to 1.65%	355,806	$ 6.96 to $ 6.40	$3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%
2008	0.95% to 1.65%	466,348	4.25 to 3.99	2,857,187	0.00%	-47.57% to -47.94%
2007	0.95% to 1.65%	581,092	8.10 to 7.67	6,784,597	0.00%	11.27% to 10.48%
Putnam International Equity Fund - Class A (PUIGA)
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to -16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
2008	1.45% to 1.50%	265	11.79 to 11.76	3,125	0.00%	-45.64% to -45.67%
2007	1.45% to 1.50%	265	21.69 to 21.64	5,749	2.77%	6.82% to 6.77%
Virtus Balanced Fund - Class A (PBF)
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
2008	1.30%	32,819	16.59	544,406	2.82%	-26.81%
2007	1.30%	40,077	22.66	908,282	2.31%	4.49%
Advisors Small Cap Fund - Class A (WRASCA)
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
2008	0.95% to 1.60%	16,298	10.57 to 10.19	169,941	0.00%	-38.30% to -38.70%
2007	0.95% to 1.60%	16,996	17.14 to 16.62	288,028	0.00%	6.66% to 5.95%
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%
2008	0.95% to 1.90%	175,388	9.96 to 9.16	2,153,047	0.00%	-35.54% to -36.16%
2007	0.95% to 1.90%	215,499	15.45 to 14.35	4,102,076	0.62%	8.89% to 7.84%
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
2008	0.95% to 1.60%	46,687	9.49 to 9.17	437,411	0.00%	-41.02% to -41.40%
2007	0.95% to 1.45%	41,166	16.09 to 15.76	654,897	0.00%	26.20% to 25.56%
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
2008	1.30%	61,544	17.22	1,059,719	0.00%	-39.62%
2007	1.30%	67,345	28.52	1,920,567	0.00%	16.58%
Equity Value Fund - Administrative Class (WFEVAD)
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
A Bonds Plus, Inc. (obsolete) (DBP)
2007	1.30%	124,170	16.05	1,993,145	4.86%	2.09%
Advantage Funds(R) - Large Company Core Fund - Investor Class(obsolete) (SGI)
2009	0.95% to 1.60%	17,526	6.62 to 6.23	113,643	0.53%	37.61% to 36.70%
2008	0.95% to 1.60%	20,927	4.81 to 4.56	98,538	0.89%	-39.88% to -40.27%
2007	0.95% to 1.85%	20,646	8.00 to 7.49	162,231	0.58%	1.26% to 0.34%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class(obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
2008	0.95% to 1.50%	21,653	8.03 to 7.86	172,174	0.00%	-45.52% to -45.82%
2007	0.95% to 1.50%	27,492	14.73 to 14.51	402,742	0.00%	17.49% to 16.84%
Basic Balanced Fund - Investor Class(obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
2008	0.95% to 2.05%	9,970	6.94 to 6.68	68,314	3.27%	-39.30% to -39.98%
2007	0.95% to 2.05%	14,079	11.44 to 11.13	159,689	2.45%	1.48% to 0.34%
Delchester Fund - Institutional Class (obsolete) (DBF)
2008	1.30%	30,808	12.48	384,544	8.47%	-27.19%
2007	1.30%	23,032	17.14	394,832	8.86%	0.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Fund - Class I(obsolete) (EIG)
2010	1.30%	28,914	$ 25.65	$741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
2008	1.30%	32,482	18.32	594,984	1.63%	-35.63%
2007	1.30%	33,367	28.46	949,513	1.56%	1.65%
Global Fixed Income Fund - Common Class (obsolete) (WPGF)
2008	1.30%	55,748	15.57	868,048	7.28%	-0.55%
2007	1.30%	46,017	15.66	720,482	5.46%	6.65%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 1.50%	17,226	9.17 to 8.80	154,660	2.77%	-26.26% to -26.67%
2007	0.95% to 1.50%	16,842	12.43 to 12.00	205,864	1.98%	3.63% to 3.05%
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)
2008	0.95% to 1.65%	109,127	11.08 to 10.45	1,192,486	2.09%	-15.63% to -16.22%
2007	0.95% to 1.65%	87,699	13.13 to 12.47	1,134,521	2.43%	8.80% to 8.03%
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)
2008	1.20% to 1.50%	4,368	9.21 to 8.98	40,083	3.43%	-49.63% to -49.78%
2007	1.20% to 1.90%	4,431	18.28 to 17.37	80,714	2.47%	24.62% to 23.74%
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)
2008	0.95% to 1.90%	52,632	4.60 to 4.24	236,991	0.57%	-45.23% to -45.75%
2007	0.95% to 1.90%	59,906	8.39 to 7.82	493,594	0.17%	7.88% to 6.84%
Large Cap Blend Fund - Common Class(obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Mid-Cap Core Fund - Common Class(obsolete) (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
2008	1.30%	118,749	10.51	1,248,174	0.72%	-38.99%
2007	1.30%	158,338	17.23	2,727,762	0.00%	10.13%
Nationwide Large Cap Value Fund - Class A(obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
2008	0.95% to 1.65%	138,197	10.60 to 9.97	1,413,338	1.47%	-34.78% to -35.24%
2007	0.95% to 1.65%	163,103	16.26 to 15.40	2,562,249	1.00%	-3.44% to -4.13%
Value Opportunities Fund - Class A (obsolete) (NVOA)
2008	0.95% to 1.60%	13,461	10.12 to 9.58	134,464	0.22%	-36.46% to -36.87%
2007	0.95% to 1.60%	14,042	15.92 to 15.18	220,907	0.00%	-8.52% to -9.12%
Van Kampen Real Estate Securities Fund - Class A(obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
2008	0.95% to 1.90%	62,570	13.53 to 12.81	837,040	1.46%	-39.22% to -39.81%
2007	0.95% to 1.90%	66,818	22.25 to 21.28	1,475,872	1.27%	-18.13% to -18.92%

2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512
2009	Reserves for annuity contracts in payout phase:			44,895
2009	Contract owners equity:			$226,799,748
2008	Reserves for annuity contracts in payout phase:			36,699
2008	Contract owners equity:			$197,657,447
2007	Reserves for annuity contracts in payout phase:			71,144
2007	Contract owners equity:			$341,813,434

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2011 .

Statement of Operations for the year
ended December 31, 2011 .

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 and
2009 .

Consolidated Balance Sheets as of December
31, 2011 and 2010 .

Consolidated Statements of Changes in
Equity as of December 31, 2011 , 2010 and 2009 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 2010
and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

(b) Exhibits

(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant *

(2)	Not Applicable

(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter**

(4)	The form of the variable annuity contract*

(5)	Variable Annuity Application*

(6)      Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(3)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(4)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”

(6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

The following Fund Participation Agreements were previously filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under Exhibit 8 and are hereby incorporated by reference.

(7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, under document “aberdeenfpa.htm”

(8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, under document “invescofpa.htm”

(9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, under document “americancenturyfpa.htm”

(10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, under document “delawareretailfpa”

(11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, under document “dreyfusfpa.htm”

(12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, under document “federatedfpa.htm”

(13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, under document “fidelityfpa.htm”

(14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, under document “franklintempletonfpa.htm”

(15)
Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, under document “nationwidefpa.htm”

(16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, under document “janusfpa.htm”

(17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, under document “lazardretailfpa.htm”

(18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document “neubergerbermanfpa.htm”

(19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, under document “oppenheimerfpa.htm”

(20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, under document “virtusfpa.htm”

(21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, under document “wellsfargofpa.htm”

(9)	Opinion of Counsel*

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

*	Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.

**	Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                        Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2011 was 6,752 and 0, respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A	Nationwide VL Separate Account-C
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services
Not Applicable

Item 32.                 Undertakings
The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

Nationwide Life Insurance Company hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

Signatures

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19 th   day of April, 2012 .
NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19 th   day of April, 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson , Senior Vice President- Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact